UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23585

VELA Funds

(Exact name of registrant as specified in charter)

220 Market Street, Suite 208

New Albany, OH 43054

(Address of principal executive offices)

(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

New Castle County

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Peter Schwartz, Esq.

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

and

Jesse D. Hallee

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Registrant’s telephone number, including area code: 614-653-8352

Date of fiscal year end: September 30

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a)

VELA Income Opportunities Fund

Class A (VIOAX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about VELA Income Opportunities Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.  You can find additional information about the Fund at https://www.velafunds.com/strategies.html?stab=doc. You can also request this information by contacting us at 1-833-399-1001.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.11%

How did the Fund perform during the reporting period?

For the past twelve months, the Income Opportunities Fund - Class A (the “Fund”) returned 16.47% compared to 35.19% for the Russell 3000 Index and 22.96% for the Fund’s additional benchmark, a 50/50 blend between the Russell 3000 Index and the Bloomberg US Aggregate Index.

During the fiscal year, equity markets continued to benefit from strength in growth and technology stocks. Long-term interest rates remain elevated, but cooling inflation over the past two quarters culminated in the U.S. Federal Reserve's Chairman Jay Powell announcing a 50-basis point cut to the Fed Funds rate following the Fed’s September meeting, signaling a change in monetary policy1.

While we cannot predict what will happen to inflation or interest rates over the next five years, exiting the period we continue to believe the opportunity set in fixed income is more robust than it has been in some time and seek to continue to add opportunistically to our corporate bond holdings during the period.

We believe the Fund's mix of securities at period end sets the Fund up well to provide investors a competitive current yield and long-term price appreciation for an overall attractive risk-adjusted return.

The Fund ended the fiscal year with 100 holdings, including 38 common stocks, 51 corporate bonds, 3 US Treasuries, 7 preferred stocks, and 1 money market fund. Furthermore, the Fund had 28 outstanding call options written against certain of its underlying equity holdings. Based on the dollar value of our holdings, this equates to approximately 54% in common equities, 39.5% in fixed income, 4.5% in preferred equity and a little more than 2% in cash.

1 Source: Federal Reserve

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

VELA Income Opportunities Fund - Class A
VELA Income Opportunities Fund - Class A - with load
50% Russell 3000 Total Return Index/50% Bloomberg U.S. Aggregate Bond Index
Russell 3000® Index
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$12,673
$11,422
$10,403
$9,879
03/31/22
03/31/23
03/31/24
03/31/25

	VELA Income Opportunities Fund - Class A	VELA Income Opportunities Fund - Class A - with load	50% Russell 3000 Total Return Index/50% Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index
03/31/22	$10,000	$9,497	$10,000	$10,000
03/31/23	$9,049	$8,594	$9,363	$9,142
03/31/24	$10,169	$9,657	$10,756	$11,820
03/31/25	$10,403	$9,879	$11,422	$12,673

Average Annual Total Returns

	1 Year	Since Inception (March 31, 2022)
VELA Income Opportunities Fund - Class A	2.30%	1.33%
With Load*	-2.83%	-0.40%
50% Russell 3000 Total Return Index/50% Bloomberg U.S. Aggregate Bond Index	6.19%	4.28%
Russell 3000® Index	7.22%	8.22%

* Total returns for periods less than 1 year are not annualized.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$32,284,186
  Number of Portfolio Holdings126
  Advisory Fee $80,167
  Portfolio Turnover21%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Johnson & Johnson	2.7%
Sysco Corp.	2.7%
Greenbrier Companies, Inc. (The)	2.6%
Medtronic PLC	2.5%
Suncor Energy, Inc.	2.0%
Flowers Foods, Inc.	1.9%
Copa Holdings, S.A. - Class A	1.9%
PepsiCo, Inc.	1.8%
MPLX LP	1.8%
Fidelity National Information Services, Inc.	1.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
U.S. Treasury Obligations	0.9%
Utilities	1.1%
Money Market Funds	1.8%
Materials	2.0%
Real Estate	2.5%
Communications	3.2%
Technology	4.6%
Energy	7.6%
Health Care	9.4%
Consumer Staples	9.8%
Consumer Discretionary	15.9%
Industrials	18.9%
Financials	21.6%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.velafunds.com/strategies.html?stab=doc), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

VELA Income Opportunities Fund - Class A (VIOAX)

Semi-Annual Shareholder Report - March 31, 2025

TSR-SAR 033125-VIOAX

VELA Income Opportunities Fund

Class I (VIOIX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about VELA Income Opportunities Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.  You can find additional information about the Fund at https://www.velafunds.com/strategies.html?stab=doc. You can also request this information by contacting us at 1-833-399-1001.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.86%

How did the Fund perform during the reporting period?

For the past twelve months, the Income Opportunities Fund - Class I (the “Fund”) returned 16.76% compared to 35.19% for the Russell 3000 Index and 22.96% for the Fund’s additional benchmark, a 50/50 blend between the Russell 3000 Index and the Bloomberg US Aggregate Index.

During the fiscal year, equity markets continued to benefit from strength in growth and technology stocks. Long-term interest rates remain elevated, but cooling inflation over the past two quarters culminated in the U.S. Federal Reserve's Chairman Jay Powell announcing a 50-basis point cut to the Fed Funds rate following the Fed’s September meeting, signaling a change in monetary policy1.

While we cannot predict what will happen to inflation or interest rates over the next five years, exiting the period we continue to believe the opportunity set in fixed income is more robust than it has been in some time and seek to continue to add opportunistically to our corporate bond holdings during the period.

We believe the Fund's mix of securities at period end sets the Fund up well to provide investors a competitive current yield and long-term price appreciation for an overall attractive risk-adjusted return.

The Fund ended the fiscal year with 100 holdings, including 38 common stocks, 51 corporate bonds, 3 US Treasuries, 7 preferred stocks, and 1 money market fund. Furthermore, the Fund had 28 outstanding call options written against certain of its underlying equity holdings. Based on the dollar value of our holdings, this equates to approximately 54% in common equities, 39.5% in fixed income, 4.5% in preferred equity and a little more than 2% in cash.

1 Source: Federal Reserve

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

VELA Income Opportunities Fund - Class I
50% Russell 3000 Total Return Index/50% Bloomberg U.S. Aggregate Bond Index
$12,000
$11,000
$10,000
$9,000
$11,422
$10,484
Mar-2022
Mar-2023
Mar-2024
Mar-2025

	VELA Income Opportunities Fund - Class I	50% Russell 3000 Total Return Index/50% Bloomberg U.S. Aggregate Bond Index
Mar-2022	$10,000	$10,000
Mar-2023	$9,085	$9,363
Mar-2024	$10,224	$10,756
Mar-2025	$10,484	$11,422

Average Annual Total Returns

	1 Year	Since Inception (March 31, 2022)
VELA Income Opportunities Fund - Class I	2.55%	1.59%
Russell 3000® Index	7.22%	8.22%
50% Russell 3000 Total Return Index/50% Bloomberg U.S. Aggregate Bond Index	6.19%	4.28%

* Total returns for periods less than 1 year are not annualized.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$32,284,186
  Number of Portfolio Holdings126
  Advisory Fee $80,167
  Portfolio Turnover21%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Johnson & Johnson	2.7%
Sysco Corp.	2.7%
Greenbrier Companies, Inc. (The)	2.6%
Medtronic PLC	2.5%
Suncor Energy, Inc.	2.0%
Flowers Foods, Inc.	1.9%
Copa Holdings, S.A. - Class A	1.9%
PepsiCo, Inc.	1.8%
MPLX LP	1.8%
Fidelity National Information Services, Inc.	1.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
U.S. Treasury Obligations	0.9%
Utilities	1.1%
Money Market Funds	1.8%
Materials	2.0%
Real Estate	2.5%
Communications	3.2%
Technology	4.6%
Energy	7.6%
Health Care	9.4%
Consumer Staples	9.8%
Consumer Discretionary	15.9%
Industrials	18.9%
Financials	21.6%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.velafunds.com/strategies.html?stab=doc), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

VELA Income Opportunities Fund - Class I (VIOIX)

Semi-Annual Shareholder Report - March 31, 2025

TSR-SAR 033125-VIOIX

VELA International Fund

Class A (VEILX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about VELA International Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.  You can find additional information about the Fund at https://www.velafunds.com/strategies.html?stab=doc. You can also request this information by contacting us at 1-833-399-1001.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	1.36%

How did the Fund perform during the reporting period?

For the six-month period ended March 31, 2025, Thel Fund (Class A) returned 0.93%, compared to -1.68% for the fund’s primary benchmark, the MSCI World ex US Index.

The over-weighted Materials sector has been one of the strongest contributors to investment results over the last year for the Fund and collectively still trades at a reasonable discount to our estimates of fair value. The Health Care sector was also a significant contributor over the period and the only sector in the Fund that logged positive net appreciation amid the fourth quarter’s correction for international markets--the only disappointment, it was an underweighted sector. The Fund’s underweight position in Financials was a lost opportunity since our holdings’ appreciation outpaced the sector returns during the period and the sector results beat the overall index.

The Fund ended the period with cash at 10.0%, which was largely net neutral to investment results given offsetting performance in the two quarters. We like our cash position, given continuing uncertainty about the policies of the new administration in the U.S., as it allows us the flexibility to act if we see opportunities resulting from new policy details. Taking into consideration the prospects of higher inflation, slower growth, and less efficient allocation of resources in an environment of de-globalization, we continue to evaluate the portfolio and remain disciplined in seeking the best ideas, regardless of how these policies affect the investment environment.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

VELA International Fund - Class A
MSCI WORLD ex USA Index
$15,000
$13,000
$11,000
$9,000
$14,665
$14,122
Sep-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025

	VELA International Fund - Class A	MSCI WORLD ex USA Index
Sep-2020	$9,497	$10,000
Mar-2021	$11,709	$12,053
Mar-2022	$11,292	$12,420
Mar-2023	$11,832	$12,080
Mar-2024	$13,005	$13,927
Mar-2025	$14,122	$14,665

Average Annual Total Returns

	1 Year	Since Inception (September 30, 2020)
VELA International Fund - Class A
Without Load	8.59%	9.22%
With Load	3.18%	7.97%
MSCI WORLD ex USA Index	5.30%	8.88%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-833-399-1001 or visit https://www.velafunds.com/strategies.html?stab=per for updated performance information.

What did the Fund invest in?

Fund Statistics

  Net Assets$55,700,038
  Number of Portfolio Holdings55
  Advisory Fee $191,807
  Portfolio Turnover17%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Financials	6.0%
Health Care	7.0%
Communications	7.0%
Energy	7.3%
Industrials	10.3%
Money Market Funds	10.3%
Technology	10.4%
Consumer Discretionary	12.7%
Materials	14.1%
Consumer Staples	15.0%

Country Weighting (% of net assets)

United Kingdom 11.0%
United States 10.3%
France 9.7%
Germany 7.6%
Hong Kong 6.9%
Japan 6.1%
Switzerland 4.9%
Netherlands 4.8%
Mexico 3.9%
Austria 3.6%
Sweden 3.4%
Australia 2.5%
Brazil 1.9%
Belgium 1.9%
Indonesia 1.8%
Slovenia 1.7%
Denmark 1.7%
Luxembourg 1.6%
Israel 1.5%
Panama 1.4%
Philippines 0.5%

Value	Value
Philippines	0.5%
Panama	1.4%
Israel	1.5%
Luxembourg	1.6%
Denmark	1.7%
Slovenia	1.7%
Indonesia	1.8%
Belgium	1.9%
Brazil	1.9%
Australia	2.5%
Sweden	3.4%
Austria	3.6%
Mexico	3.9%
Netherlands	4.8%
Switzerland	4.9%
Japan	6.1%
Hong Kong	6.9%
Germany	7.6%
France	9.7%
United States	10.3%
United Kingdom	11.0%
Canada	11.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Criteo S.A. - ADR	2.7%
WH Group Ltd. 144A	2.6%
Serco Group PLC	2.6%
Infineon Technologies AG	2.5%
TotalEnergies SE	2.5%
Alamos Gold, Inc. - Class A	2.4%
VTech Holdings Ltd.	2.3%
Kimberly-Clark de Mexico SAB de CV	2.3%
Associated British Foods PLC	2.2%
OceanaGold Corp.	2.2%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.velafunds.com/strategies.html?stab=doc), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

VELA International Fund - Class A (VEILX)

Semi-Annual Shareholder Report - March 31, 2025

TSR-SAR 033125-VEILX

VELA International Fund

Class I (VEITX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about VELA International Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.  You can find additional information about the Fund at https://www.velafunds.com/strategies.html?stab=doc. You can also request this information by contacting us at 1-833-399-1001.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	1.11%

How did the Fund perform during the reporting period?

For the six-month period ended March 31, 2025, The Fund (Class I) returned 1.09%, compared to -1.68% for the fund’s primary benchmark, the MSCI World ex US Index.

The over-weighted Materials sector has been one of the strongest contributors to investment results over the last year for the Fund and collectively still trades at a reasonable discount to our estimates of fair value. The Health Care sector was also a significant contributor over the period and the only sector in the Fund that logged positive net appreciation amid the fourth quarter’s correction for international markets--the only disappointment, it was an underweighted sector. The Fund’s underweight position in Financials was a lost opportunity since our holdings’ appreciation outpaced the sector returns during the period and the sector results beat the overall index.

The Fund ended the period with cash at 10.0%, which was largely net neutral to investment results given offsetting performance in the two quarters. We like our cash position, given continuing uncertainty about the policies of the new administration in the U.S., as it allows us the flexibility to act if we see opportunities resulting from new policy details. Taking into consideration the prospects of higher inflation, slower growth, and less efficient allocation of resources in an environment of de-globalization, we continue to evaluate the portfolio and remain disciplined in seeking the best ideas, regardless of how these policies affect the investment environment.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

VELA International Fund - Class I
MSCI WORLD ex USA Index
$16,000
$14,000
$12,000
$10,000
$15,068
$14,665
Sep-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025

	VELA International Fund - Class I	MSCI WORLD ex USA Index
Sep-2020	$10,000	$10,000
Mar-2021	$12,340	$12,053
Mar-2022	$11,949	$12,420
Mar-2023	$12,556	$12,080
Mar-2024	$13,837	$13,927
Mar-2025	$15,068	$14,665

Average Annual Total Returns

	1 Year	Since Inception (September 30, 2020)
VELA International Fund - Class I	8.89%	9.54%
MSCI WORLD ex USA Index	5.30%	8.88%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-833-399-1001 or visit https://www.velafunds.com/strategies.html?stab=per for updated performance information.

What did the Fund invest in?

Fund Statistics

  Net Assets$55,700,038
  Number of Portfolio Holdings55
  Advisory Fee $191,807
  Portfolio Turnover17%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Financials	6.0%
Health Care	7.0%
Communications	7.0%
Energy	7.3%
Industrials	10.3%
Money Market Funds	10.3%
Technology	10.4%
Consumer Discretionary	12.7%
Materials	14.1%
Consumer Staples	15.0%

Country Weighting (% of net assets)

Value	Value
Philippines	0.5%
Panama	1.4%
Israel	1.5%
Luxembourg	1.6%
Denmark	1.7%
Slovenia	1.7%
Indonesia	1.8%
Belgium	1.9%
Brazil	1.9%
Australia	2.5%
Sweden	3.4%
Austria	3.6%
Mexico	3.9%
Netherlands	4.8%
Switzerland	4.9%
Japan	6.1%
Hong Kong	6.9%
Germany	7.6%
France	9.7%
United States	10.3%
United Kingdom	11.0%
Canada	11.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Criteo S.A. - ADR	2.7%
WH Group Ltd. 144A	2.6%
Serco Group PLC	2.6%
Infineon Technologies AG	2.5%
TotalEnergies SE	2.5%
Alamos Gold, Inc. - Class A	2.4%
VTech Holdings Ltd.	2.3%
Kimberly-Clark de Mexico SAB de CV	2.3%
Associated British Foods PLC	2.2%
OceanaGold Corp.	2.2%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.velafunds.com/strategies.html?stab=doc), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

VELA International Fund - Class I (VEITX)

Semi-Annual Shareholder Report - March 31, 2025

TSR-SAR 033125-VEITX

VELA Large Cap Plus Fund

Class A (VELAX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about VELA Large Cap Plus Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.  You can find additional information about the Fund at https://www.velafunds.com/strategies.html?stab=doc. You can also request this information by contacting us at 1-833-399-1001.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.22%

How did the Fund perform during the reporting period?

For the six-month period ended March 31, 2025, the VELA Large Cap Plus Fund (Class A) returned -2.20% versus -1.86% for the Russell 1000 Index.

The Fund maintained underweight positions in Technology and overweight positions in Healthcare relative to the index. As we wrote in the fourth quarter, while we are not allergic to growth stocks, we became uncomfortable with the near record valuations of many growthier names and either reduced weights or implemented hedges, typically with put-call option collars.

Conversely, the sharp sell-off in healthcare and other defensive stocks following the election results opened opportunities in several areas that we view as relatively insulated from regulatory changes. Both relative weightings contributed to underperformance in the fourth quarter followed by outperformance in the first as the market shifted on tariff-related uncertainty.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

VELA Large Cap Plus Fund - Class A
Russell 1000® Index
Russell 3000® Index
$19,000
$17,000
$15,000
$13,000
$11,000
$9,000
$17,495
$16,784
Sep-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025

	VELA Large Cap Plus Fund - Class A	Russell 1000® Index	Russell 3000® Index
Sep-2020	$9,497	$10,000	$10,000
Mar-2021	$12,358	$12,041	$12,196
Mar-2022	$14,319	$13,639	$13,650
Mar-2023	$13,180	$12,494	$12,479
Mar-2024	$16,006	$16,226	$16,135
Mar-2025	$16,784	$17,495	$17,299

Average Annual Total Returns

	1 Year	Since Inception (September 30, 2020)
VELA Large Cap Plus Fund - Class A
Without Load	4.86%	13.49%
With Load	-0.40%	12.20%
Russell 1000® Index	7.82%	13.24%
Russell 3000® Index	7.22%	12.96%

* Total returns for periods less than 1 year are not annualized.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$66,948,151
  Number of Portfolio Holdings119
  Advisory Fee $212,336
  Portfolio Turnover33%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	4.1%
Alphabet, Inc. - Class A	4.0%
Amazon.com, Inc.	3.9%
Johnson & Johnson	3.5%
Berkshire Hathaway, Inc. - Class B	3.1%
Meta Platforms, Inc. - Class A	2.9%
Visa, Inc. - Class A	2.4%
Citigroup, Inc.	2.4%
MetLife, Inc.	2.3%
3M Co.	2.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	-2.1%
Purchased Options	1.3%
Materials	1.8%
Money Market Funds	3.0%
Consumer Staples	3.7%
Energy	5.4%
Communications	8.9%
Consumer Discretionary	12.9%
Industrials	13.2%
Financials	14.7%
Health Care	16.6%
Technology	20.6%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.velafunds.com/strategies.html?stab=doc), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

VELA Large Cap Plus Fund - Class A (VELAX)

Semi-Annual Shareholder Report - March 31, 2025

TSR-SAR 033125-VELAX

VELA Large Cap Plus Fund

Class I (VELIX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about VELA Large Cap Plus Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.  You can find additional information about the Fund at https://www.velafunds.com/strategies.html?stab=doc. You can also request this information by contacting us at 1-833-399-1001.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.96%

How did the Fund perform during the reporting period?

For the six-month period ended March 31, 2025, the VELA Large Cap Plus Fund (Class I) returned -2.09% versus -1.86% for the Russell 1000 Index.

The Fund maintained underweight positions in Technology and overweight positions in Healthcare relative to the index. As we wrote in the fourth quarter, while we are not allergic to growth stocks, we became uncomfortable with the near record valuations of many growthier names and either reduced weights or implemented hedges, typically with put-call option collars.

Conversely, the sharp sell-off in healthcare and other defensive stocks following the election results opened opportunities in several areas that we view as relatively insulated from regulatory changes. Both relative weightings contributed to underperformance in the fourth quarter followed by outperformance in the first as the market shifted on tariff-related uncertainty.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

VELA Large Cap Plus Fund - Class I
Russell 1000® Index
Russell 3000® Index
$17,862
$17,495
$17,299
$18,000
$16,000
$14,000
$12,000
$10,000
Sep-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025

	VELA Large Cap Plus Fund - Class I	Russell 1000® Index	Russell 3000® Index
Sep-2020	$10,000	$10,000	$10,000
Mar-2021	$13,026	$12,041	$12,196
Mar-2022	$15,132	$13,639	$13,650
Mar-2023	$13,962	$12,494	$12,479
Mar-2024	$16,996	$16,226	$16,135
Mar-2025	$17,862	$17,495	$17,299

Average Annual Total Returns

	1 Year	Since Inception (September 30, 2020)
VELA Large Cap Plus Fund - Class I	5.10%	13.76%
Russell 1000® Index	7.82%	13.24%
Russell 3000® Index	7.22%	12.96%

* Total returns for periods less than 1 year are not annualized.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$66,948,151
  Number of Portfolio Holdings119
  Advisory Fee $212,336
  Portfolio Turnover33%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	4.1%
Alphabet, Inc. - Class A	4.0%
Amazon.com, Inc.	3.9%
Johnson & Johnson	3.5%
Berkshire Hathaway, Inc. - Class B	3.1%
Meta Platforms, Inc. - Class A	2.9%
Visa, Inc. - Class A	2.4%
Citigroup, Inc.	2.4%
MetLife, Inc.	2.3%
3M Co.	2.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	-2.1%
Purchased Options	1.3%
Materials	1.8%
Money Market Funds	3.0%
Consumer Staples	3.7%
Energy	5.4%
Communications	8.9%
Consumer Discretionary	12.9%
Industrials	13.2%
Financials	14.7%
Health Care	16.6%
Technology	20.6%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.velafunds.com/strategies.html?stab=doc), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

VELA Large Cap Plus Fund - Class I (VELIX)

Semi-Annual Shareholder Report - March 31, 2025

TSR-SAR 033125-VELIX

VELA Short Duration Fund

Class A (VASDX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about VELA Short Duration Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.  You can find additional information about the Fund at https://www.velafunds.com/strategies.html?stab=doc. You can also request this information by contacting us at 1-833-399-1001.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.91%

How did the Fund perform during the reporting period?

For the six-month period ended March 31, 2025, the VELA Short Duration Fund - Class A delivered a return of 1.86%, outperforming its primary benchmark, the Bloomberg 1-3 Year US Government/Credit Index, which returned 1.60%.

In the fourth quarter of 2024, the Fund added high-quality Auto Asset-Backed Securities (ABS) and Collateralized Mortgage Obligations (CMOs) to the portfolio, which increased the average credit quality to an A- weighted average rating. Allocations and quality remained largely consistent through the most recent quarter, with slight increases in Government holdings at the expense of cash and Structured Products/Agencies. As of period-end, the Fund’s portfolio was allocated as follows: 1.4% in cash, 25.6% in Treasuries/T-Bills, 8.5% in Structured Products/Government Agencies, and 64.5% in corporate bonds—approximately two-thirds Investment Grade and one-third High Yield.

Duration declined slightly from 1.59 years to 1.51 years over the period, while yield-to-worst increased from 5.20% to 5.26% and OAS widened by over 20 basis points to 106, reflecting declining front-end rates and wider credit spreads. Security selection within Corporate Industrials and Financial Institutions contributed positively to performance, while an underweight position in longer-dated Treasuries was a relative detractor.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

VELA Short Duration Fund - Class A
Bloomberg 1-3 Year US Government/Credit Index
Bloomberg U.S. Aggregate Bond Index
$11,000
$10,000
$9,000
$10,654
$10,471
$10,065
Dec-2023
Mar-2024
Mar-2025

	VELA Short Duration Fund - Class A	Bloomberg 1-3 Year US Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
Dec-2023	$9,497	$10,000	$10,000
Mar-2024	$9,560	$10,088	$9,984
Mar-2025	$10,065	$10,654	$10,471

Average Annual Total Returns

	1 Year	Since Inception (December 15, 2023)
VELA Short Duration Fund - Class A
Without Load	5.29%	4.60%
With Load	-0.01%	0.50%
Bloomberg 1-3 Year US Government/Credit Index	5.61%	5.02%
Bloomberg U.S. Aggregate Bond Index	4.88%	3.63%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-833-399-1001 or visit https://www.velafunds.com/strategies.html?stab=per for updated performance information.

Fund Statistics

  Net Assets$30,518,193
  Number of Portfolio Holdings126
  Advisory Fee $39,096
  Portfolio Turnover18%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note	1.6%
United States Treasury Note	1.3%
Cantor Fitzgerald LP 144A	1.2%
Ford Motor Credit Co. LLC	1.2%
United States Treasury Note	1.2%
MGIC Investment Corp.	1.1%
CVS Pass Through Trust	1.1%
Antares Holdings LP 144A	1.1%
Winnebago Industries, Inc. 144A	1.1%
Oaktree Strategic Credit Fund	1.1%

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Asset Backed Securities	0.8%
Technology	1.2%
Collateralized Mortgage Obligations	1.4%
Money Market	1.6%
Communications	2.0%
Materials	2.1%
Utilities	2.1%
Health Care	2.5%
Consumer Staples	2.8%
Real Estate	4.0%
Energy	4.4%
Industrials	8.8%
Consumer Discretionary	12.2%
Financials	24.9%
U.S. Government & Agencies	28.3%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.velafunds.com/strategies.html?stab=doc), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

VELA Short Duration Fund - Class A (VASDX)

Semi-Annual Shareholder Report - March 31, 2025

TSR-SAR 033125-VASDX

VELA Short Duration Fund

Class I (VESDX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about VELA Short Duration Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.  You can find additional information about the Fund at https://www.velafunds.com/strategies.html?stab=doc. You can also request this information by contacting us at 1-833-399-1001.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.66%

How did the Fund perform during the reporting period?

For the six-month period, the VELA Short Duration Fund - Class I delivered a return of 2.03%, outperforming its primary benchmark, the Bloomberg 1-3 Year US Government/Credit Index, which returned 1.60%.

In the fourth quarter of 2024, the Fund added high-quality Auto Asset-Backed Securities (ABS) and Collateralized Mortgage Obligations (CMOs) to the portfolio, which increased the average credit quality to an A- weighted average rating. Allocations and quality remained largely consistent through the most recent quarter, with slight increases in Government holdings at the expense of cash and Structured Products/Agencies. As of period-end, the Fund’s portfolio was allocated as follows: 1.4% in cash, 25.6% in Treasuries/T-Bills, 8.5% in Structured Products/Government Agencies, and 64.5% in corporate bonds—approximately two-thirds Investment Grade and one-third High Yield.

Duration declined slightly from 1.59 years to 1.51 years over the period, while yield-to-worst increased from 5.20% to 5.26% and OAS widened by over 20 basis points to 106, reflecting declining front-end rates and wider credit spreads. Security selection within Corporate Industrials and Financial Institutions contributed positively to performance, while an underweight position in longer-dated Treasuries was a relative detractor.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

VELA Short Duration Fund - Class I
Bloomberg 1-3 Year US Government/Credit Index
Bloomberg U.S. Aggregate Bond Index
$11,000
$10,000
$9,000
$10,694
$10,654
$10,471
Dec-2023
Mar-2024
Mar-2025

	VELA Short Duration Fund - Class I	Bloomberg 1-3 Year US Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
Dec-2023	$10,000	$10,000	$10,000
Mar-2024	$10,127	$10,088	$9,984
Mar-2025	$10,694	$10,654	$10,471

Average Annual Total Returns

	1 Year	Since Inception (December 15, 2023)
VELA Short Duration Fund - Class I	5.60%	5.33%
Bloomberg 1-3 Year US Government/Credit Index	5.61%	5.02%
Bloomberg U.S. Aggregate Bond Index	4.88%	3.63%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-833-399-1001 or visit https://www.velafunds.com/strategies.html?stab=per for updated performance information.

Fund Statistics

  Net Assets$30,518,193
  Number of Portfolio Holdings126
  Advisory Fee $39,096
  Portfolio Turnover18%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note	1.6%
United States Treasury Note	1.3%
Cantor Fitzgerald LP 144A	1.2%
Ford Motor Credit Co. LLC	1.2%
United States Treasury Note	1.2%
MGIC Investment Corp.	1.1%
CVS Pass Through Trust	1.1%
Antares Holdings LP 144A	1.1%
Winnebago Industries, Inc. 144A	1.1%
Oaktree Strategic Credit Fund	1.1%

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Asset Backed Securities	0.8%
Technology	1.2%
Collateralized Mortgage Obligations	1.4%
Money Market	1.6%
Communications	2.0%
Materials	2.1%
Utilities	2.1%
Health Care	2.5%
Consumer Staples	2.8%
Real Estate	4.0%
Energy	4.4%
Industrials	8.8%
Consumer Discretionary	12.2%
Financials	24.9%
U.S. Government & Agencies	28.3%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.velafunds.com/strategies.html?stab=doc), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

VELA Short Duration Fund - Class I (VESDX)

Semi-Annual Shareholder Report - March 31, 2025

TSR-SAR 033125-VESDX

VELA Small Cap Fund

Class A (VESAX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about VELA Small Cap Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.  You can find additional information about the Fund at https://www.velafunds.com/strategies.html?stab=doc. You can also request this information by contacting us at 1-833-399-1001.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.36%

How did the Fund perform during the reporting period?

For the six-month period ended March 31, 2025, the VELA Small Cap Fund - Class A, performed well on a relative basis, returning -5.72% compared to a -9.18% return for the Russell 2000 Index, the Fund’s primary benchmark. While we don’t like posting negative absolute returns, we are encouraged when we see our investment discipline produce favorable relative results in challenging market conditions.

Consistent with our expectations, stock selection was the primary driver of the Fund’s relative outperformance during the period. Over the long-term, we expect our stock picking to be the primary driver of our performance, and periods of macroeconomic euphoria or depression often provide opportunities to enhance the Fund’s total return potential. Confidence in our process, combined with a long-term view, enables us to methodically identify and react to such opportunities.

The broad-based market sell-off, which began in mid-February and sharply impacted Small Cap equity valuations, allowed us both to act on our watch list of businesses we would like to own at the right price and to take advantage of valuation gaps in existing holdings by adding to our high-conviction positions.

Our approach has been and remains to invest incrementally and prudently, always preserving the flexibility to continue to act on dislocations presented by extended periods of uncertainty.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

VELA Small Cap Fund - Class A
Russell 2000® Index
Russell 3000® Index
$19,000
$17,000
$15,000
$13,000
$11,000
$9,000
$17,531
$17,299
$14,169
Sep-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025

	VELA Small Cap Fund - Class A	Russell 2000® Index	Russell 3000® Index
Sep-2020	$9,497	$10,000	$10,000
Mar-2021	$14,895	$14,806	$12,196
Mar-2022	$15,887	$13,949	$13,650
Mar-2023	$14,988	$12,330	$12,479
Mar-2024	$18,073	$14,760	$16,135
Mar-2025	$17,531	$14,169	$17,299

Average Annual Total Returns

	1 Year	Since Inception (September 30, 2020)
VELA Small Cap Fund - Class A
Without Load	-3.00%	14.60%
With Load	-7.83%	13.29%
Russell 2000® Index	-4.01%	8.05%
Russell 3000® Index	7.22%	12.96%

* Total returns for periods less than 1 year are not annualized.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$109,616,472
  Number of Portfolio Holdings56
  Advisory Fee $0
  Portfolio Turnover29%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Kirby Corp.	5.1%
Hub Group, Inc. - Class A	3.8%
Graham Holdings Co., Class B	3.8%
Coca-Cola Consolidated, Inc.	3.6%
Axis Capital Holdings Ltd.	3.2%
Performance Food Group Co.	3.2%
Applied Industrial Technologies, Inc.	3.1%
Criteo S.A. - ADR	3.0%
Alamos Gold, Inc. - Class A	2.7%
Mama's Creations, Inc.	2.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	-0.5%
Real Estate	0.8%
Utilities	1.3%
Money Market Funds	2.1%
Communications	3.0%
Technology	5.9%
Energy	7.5%
Materials	8.6%
Health Care	8.6%
Consumer Discretionary	11.7%
Financials	12.8%
Consumer Staples	13.2%
Industrials	25.0%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.velafunds.com/strategies.html?stab=doc), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

VELA Small Cap Fund - Class A (VESAX)

Semi-Annual Shareholder Report - March 31, 2025

TSR-SAR 033125-VESAX

VELA Small Cap Fund

Class I (VESMX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about VELA Small Cap Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.  You can find additional information about the Fund at https://www.velafunds.com/strategies.html?stab=doc. You can also request this information by contacting us at 1-833-399-1001.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	1.11%

How did the Fund perform during the reporting period?

For the six-month period ended March 31, 2025, the VELA Small Cap Fund - Class I performed well on a relative basis, returning -5.64% compared to a -9.18% return for the Russell 2000 Index, the Fund’s primary benchmark. While we don’t like posting negative absolute returns, we are encouraged when we see our investment discipline produce favorable relative results in challenging market conditions.

Consistent with our expectations, stock selection was the primary driver of the Fund’s relative outperformance during the period. Over the long-term, we expect our stock picking to be the primary driver of our performance, and periods of macroeconomic euphoria or depression often provide opportunities to enhance the Fund’s total return potential. Confidence in our process, combined with a long-term view, enables us to methodically identify and react to such opportunities.

The broad-based market sell-off, which began in mid-February and sharply impacted Small Cap equity valuations, allowed us both to act on our watch list of businesses we would like to own at the right price and to take advantage of valuation gaps in existing holdings by adding to our high-conviction positions.

Our approach has been and remains to invest incrementally and prudently, always preserving the flexibility to continue to act on dislocations presented by extended periods of uncertainty.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

VELA Small Cap Fund- Class I
Russell 2000® Index
Russell 3000® Index
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$18,665
$17,299
$14,169
Sep-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025

	VELA Small Cap Fund- Class I	Russell 2000® Index	Russell 3000® Index
Sep-2020	$10,000	$10,000	$10,000
Mar-2021	$15,699	$14,806	$12,196
Mar-2022	$16,786	$13,949	$13,650
Mar-2023	$15,874	$12,330	$12,479
Mar-2024	$19,196	$14,760	$16,135
Mar-2025	$18,665	$14,169	$17,299

Average Annual Total Returns

	1 Year	Since Inception (September 30, 2020)
VELA Small Cap Fund- Class I	-2.77%	14.88%
Russell 2000® Index	-4.01%	8.05%
Russell 3000® Index	7.22%	12.96%

* Total returns for periods less than 1 year are not annualized.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$109,616,472
  Number of Portfolio Holdings56
  Advisory Fee $0
  Portfolio Turnover29%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Kirby Corp.	5.1%
Hub Group, Inc. - Class A	3.8%
Graham Holdings Co., Class B	3.8%
Coca-Cola Consolidated, Inc.	3.6%
Axis Capital Holdings Ltd.	3.2%
Performance Food Group Co.	3.2%
Applied Industrial Technologies, Inc.	3.1%
Criteo S.A. - ADR	3.0%
Alamos Gold, Inc. - Class A	2.7%
Mama's Creations, Inc.	2.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	-0.5%
Real Estate	0.8%
Utilities	1.3%
Money Market Funds	2.1%
Communications	3.0%
Technology	5.9%
Energy	7.5%
Materials	8.6%
Health Care	8.6%
Consumer Discretionary	11.7%
Financials	12.8%
Consumer Staples	13.2%
Industrials	25.0%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.velafunds.com/strategies.html?stab=doc), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

VELA Small Cap Fund - Class I (VESMX)

Semi-Annual Shareholder Report - March 31, 2025

TSR-SAR 033125-VESMX

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert.

Not applicable – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

Not applicable – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

Not applicable – disclosed with annual report

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Semi-Annual Financial Statements

and Additional Information

March 31, 2025

VELA Small Cap Fund

Class A (VESAX)

Class I (VESMX)

VELA Large Cap Plus Fund

Class A (VELAX)

Class I (VELIX)

VELA International Fund

Class A (VEILX)

Class I (VEITX)

VELA Income Opportunities Fund

Class A (VIOAX)

Class I (VIOIX)

VELA Short Duration Fund

Class A (VASDX)

Class I (VESDX)

VELA Small Cap Fund

Schedule of Investments

March 31, 2025 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.41%
Communications — 3.03%
Criteo S.A. - ADR(a)(b)	93,949	$3,326,734

Consumer Discretionary — 11.72%
Atlanta Braves Holdings, Inc., Class C(a)	73,095	2,924,531
Garret Motion, Inc.	115,453	966,342
Graham Holdings Co., Class B	4,280	4,112,481
Movado Group, Inc.	121,327	2,028,587
Valvoline, Inc.(a)(b)	80,983	2,819,018
		12,850,959
Consumer Staples — 13.19%
Coca-Cola Consolidated, Inc.	2,908	3,925,800
Mama’s Creations, Inc.(a)(b)	457,588	2,978,898
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	12,994	1,511,982
Performance Food Group Co.(a)(b)	44,725	3,516,727
Seaboard Corp.	935	2,521,807
		14,455,214
Energy — 7.47%
Antero Resources Corp.(a)(b)	53,857	2,177,977
Cactus, Inc., Class A	34,405	1,576,781
Civitas Resources, Inc.	49,145	1,714,669
Range Resources Corp.(b)	68,114	2,719,792
		8,189,219
Financials — 12.76%
1st Source Corp.(b)	31,049	1,857,041
Ambac Financial Group, Inc.(a)	88,770	776,738
Assured Guaranty Ltd.(b)	33,145	2,920,075
Axis Capital Holdings Ltd.(b)	35,506	3,559,121
BOK Financial Corp.(b)	20,850	2,171,527
Cullen/Frost Bankers, Inc.(b)	6,526	817,055
Federal Agricultural Mortgage Corp., Class C	10,062	1,886,726
		13,988,283
Health Care — 8.65%
Align Technology, Inc.(a)	3,277	520,584
Biohaven Ltd.(a)(b)	16,049	385,818
Bruker Corp.	46,926	1,958,691
Denali Therapeutics, Inc.(a)	18,098	246,042
Encompass Health Corp.(b)	27,488	2,783,985
Halozyme Therapeutics, Inc.(a)	7,435	474,427
Indivior PLC(a)	98,253	936,351
Maravai LifeSciences Holdings, Inc.(a)	149,634	330,691
Rocket Pharmaceuticals, Inc.(a)	29,631	197,639
SI-BONE, Inc.(a)(b)	117,584	1,649,704
		9,483,932
Industrials — 24.96%
Applied Industrial Technologies, Inc.(b)	15,119	3,406,916

See accompanying notes which are an integral part of these financial statements.

VELA Small Cap Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.41% — (continued)
Industrials — 24.96% — (continued)
BWX Technologies, Inc.(b)	15,900	$1,568,535
Copa Holdings, S.A., Class A	19,417	1,795,296
Greenbrier Companies, Inc. (The)(b)	48,392	2,478,638
Hub Group, Inc., Class A	112,633	4,186,569
Janus International Group, Inc.(a)(b)	225,050	1,620,360
Kirby Corp.(a)	55,594	5,615,550
Lincoln Electric Holdings, Inc.	10,813	2,045,387
Sun Country Airlines Holdings, Inc.(a)	123,685	1,523,799
Tetra Tech, Inc.	69,813	2,042,030
Wabash National Corp.	96,979	1,071,618
		27,354,698
Materials — 8.57%
Alamos Gold, Inc., Class A(b)	112,648	3,012,208
Ashland, Inc.	27,335	1,620,692
Foraco International SA(a)	824,963	1,163,890
Installed Building Products, Inc.	3,152	540,442
Major Drilling Group International, Inc.(a)	278,654	1,553,178
Worthington Enterprises, Inc.(b)	29,934	1,499,394
		9,389,804
Real Estate — 0.78%
NET Lease Office Properties(a)	27,277	855,952

Technology — 5.93%
JFrog Ltd.(a)(b)	58,011	1,856,352
Onto Innovation, Inc.(a)	9,038	1,096,671
SEMrush Holdings, Inc.(a)	150,632	1,405,396
Wix.com Ltd.(a)(b)	13,141	2,146,977
		6,505,396
Utilities — 1.35%
National Fuel Gas Co.	18,691	1,480,140

TOTAL COMMON STOCKS (Cost $95,153,762)		107,880,331

Money Market Funds — 2.13%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.20%(c)	2,331,888	2,331,888
TOTAL MONEY MARKET FUNDS (Cost $2,331,888)		2,331,888

Total Investments — 100.54% (Cost $97,485,650)		110,212,219

Liabilities in Excess of Other Assets — (0.54)%		(595,747)

Net Assets — 100.00%		$109,616,472

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

VELA Small Cap Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

(b)	Securities, or a portion thereof, have been pledged as collateral on written option contracts. The total collateral pledged is $18,728,309.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2025.

ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

VELA Small Cap Fund

Schedule of Open Written Option Contracts

March 31, 2025 (Unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
Written Call Options (0.68)%
1st Source Corp.	(155)	$(927,055)	$70.00	June 2025	$(10,385)
Alamos Gold, Inc., Class A	(370)	(989,380)	23.00	April 2025	(140,599)
Alamos Gold, Inc., Class A	(247)	(660,478)	27.00	August 2025	(61,750)
Antero Resources Corp.	(129)	(521,676)	50.00	August 2025	(15,545)
Antero Resources Corp.	(135)	(545,940)	55.00	September 2025	(12,015)
Applied Industrial Technologies, Inc.	(38)	(856,292)	270.00	August 2025	(17,480)
Assured Guaranty Ltd.	(166)	(1,462,460)	100.00	October 2025	(52,290)
Axis Capital Holdings Ltd.	(140)	(1,403,360)	95.00	October 2025	(147,699)
Biohaven Ltd.	(136)	(326,944)	45.00	July 2025	(5,780)
BOK Financial Corp.	(85)	(885,275)	125.00	June 2025	(5,950)
BWX Technologies, Inc.	(64)	(631,360)	125.00	November 2025	(22,720)
Criteo S.A.	(121)	(428,461)	55.00	April 2025	(121)
Cullen/Frost Bankers, Inc.	(52)	(651,040)	160.00	July 2025	(5,330)
Encompass Health Corp.	(110)	(1,114,080)	115.00	December 2025	(58,300)
Encompass Health Corp.	(27)	(273,456)	120.00	December 2025	(10,868)
Greenbrier Companies, Inc. (The)	(116)	(594,152)	72.50	September 2025	(9,280)
Janus International Group, Inc.	(504)	(362,880)	12.50	August 2025	(1,512)
JFrog Ltd.	(196)	(627,200)	37.50	June 2025	(20,580)
Mama’s Creations, Inc.	(1,036)	(674,436)	10.00	August 2025	(15,540)
Ollie’s Bargain Outlet Holdings, Inc.	(37)	(430,532)	120.00	April 2025	(9,343)
Ollie’s Bargain Outlet Holdings, Inc.	(13)	(151,268)	130.00	September 2025	(11,050)
Performance Food Group Co.	(103)	(809,889)	95.00	September 2025	(13,905)
Range Resources Corp.	(264)	(1,054,152)	45.00	June 2025	(29,700)
Range Resources Corp.	(68)	(271,524)	50.00	September 2025	(7,140)
SI-BONE, Inc.	(295)	(413,885)	25.00	July 2025	(885)
Valvoline, Inc.	(134)	(466,454)	45.00	April 2025	(402)
Wix.com Ltd.	(25)	(408,450)	250.00	October 2025	(5,563)
Worthington Enterprises, Inc.	(100)	(500,900)	50.00	June 2025	(34,000)
Worthington Enterprises, Inc.	(78)	(390,702)	60.00	September 2025	(15,210)
Total Written Options (Premiums Received $738,104)					$(740,942)

See accompanying notes which are an integral part of these financial statements.

VELA Large Cap Plus Fund

Schedule of Investments

March 31, 2025 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.85%
Communications — 8.91%
Alphabet, Inc., Class A(a)	17,385	$2,688,417
Electronic Arts, Inc.	3,607	521,284
Meta Platforms, Inc., Class A(a)	3,425	1,974,033
Walt Disney Co. (The)	7,928	782,493
		5,966,227
Consumer Discretionary — 12.90%
Amazon.com, Inc.(a)(b)	13,889	2,642,521
Booking Holdings, Inc.(a)	308	1,418,928
Home Depot, Inc. (The)(a)	3,510	1,286,380
NIKE, Inc., Class B(a)	15,349	974,355
Starbucks Corp.(a)	11,148	1,093,507
TJX Companies, Inc. (The)	10,033	1,222,020
		8,637,711
Consumer Staples — 3.65%
PepsiCo, Inc.	8,775	1,315,724
Tyson Foods, Inc., Class A	17,678	1,128,033
		2,443,757
Energy — 5.42%
Baker Hughes Co., Class A(a)	33,717	1,481,862
MPLX LP	25,430	1,361,013
Suncor Energy, Inc.(a)	20,180	781,370
		3,624,245
Financials — 14.74%
Arch Capital Group Ltd.	9,617	924,963
Bank of America Corp.(a)	32,742	1,366,323
Berkshire Hathaway, Inc., Class B(b)	3,956	2,106,887
Citigroup, Inc.(a)	22,892	1,625,103
MetLife, Inc.(a)	19,194	1,541,086
PayPal Holdings, Inc.(a)(b)	10,322	673,511
Visa, Inc., Class A(a)	4,651	1,629,989
		9,867,862
Health Care — 16.56%
Abbott Laboratories(a)	9,263	1,228,737
AbbVie, Inc.	5,717	1,197,826
Align Technology, Inc.(b)	7,468	1,186,367
AstraZeneca PLC - ADR(a)	12,848	944,328
Biohaven Ltd.(a)(b)	10,127	243,453
Denali Therapeutics, Inc.(b)	8,930	121,403
Elevance Health, Inc.(a)	2,674	1,163,083
Halozyme Therapeutics, Inc.(b)	4,960	316,498
Johnson & Johnson	13,972	2,317,116
Thermo Fisher Scientific, Inc.	2,295	1,141,992
Zoetis, Inc., Class A(a)	7,459	1,228,124
		11,088,927

See accompanying notes which are an integral part of these financial statements.

VELA Large Cap Plus Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.85% — (continued)
Industrials — 13.24%
3M Co.(a)	10,487	$1,540,121
CSX Corp.(a)	37,166	1,093,795
Deere & Co.(a)	2,451	1,150,377
FedEx Corp.(a)	4,097	998,767
JB Hunt Transport Services, Inc.	7,957	1,177,238
Kirby Corp.(b)	7,942	802,221
Lincoln Electric Holdings, Inc.	7,147	1,351,926
Northrop Grumman Corp.	1,465	750,095
		8,864,540
Materials — 1.80%
Dow, Inc.	11,160	389,707
LyondellBasell Industries N.V., Class A(a)	11,607	817,133
		1,206,840
Technology — 20.63%
Accenture PLC, Class A(a)	4,150	1,294,966
Adobe, Inc.(b)	1,952	748,650
Autodesk, Inc.(a)(b)	4,930	1,290,674
EPAM Systems, Inc.(b)	5,472	923,893
Infineon Technologies AG - ADR	36,838	1,220,075
Microchip Technology, Inc.(a)	25,347	1,227,048
Microsoft Corp.(a)	7,281	2,733,215
Salesforce.com, Inc.(a)	4,672	1,253,778
ServiceNow, Inc.(a)(b)	1,507	1,199,783
Teradyne, Inc.	3,415	282,079
Uber Technologies, Inc.(a)(b)	13,054	951,114
Workday, Inc., Class A(a)(b)	2,930	684,243
		13,809,518
TOTAL COMMON STOCKS (Cost $53,226,403)		65,509,627

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
PURCHASED CALL OPTIONS — 0.10%
Adobe Systems, Inc.	25	$958,825	$410.00	July 2025	46,062
Tesla, Inc.	60	1,554,960	400.00	June 2025	21,900
TOTAL PURCHASED CALL OPTIONS (Cost $123,938)					67,962

PURCHASED PUT OPTIONS — 1.18%
3M Co.	150	2,202,900	115.00	June 2025	11,325
Align Technology, Inc.	10	158,860	170.00	June 2025	20,300
Alphabet, Inc., Class A	35	541,240	160.00	June 2025	41,475
Amazon.com, Inc.	100	1,902,600	150.00	July 2025	22,100
Autodesk, Inc.	12	314,160	270.00	September 2025	29,640

See accompanying notes which are an integral part of these financial statements.

VELA Large Cap Plus Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
PURCHASED PUT OPTIONS 1.18% — continued
Baker Hughes Co., Class A	163	$716,385	$37.00	November 2025	$26,080
Bank of America Corp.	275	1,147,575	32.00	June 2025	6,738
Booking Holdings, Inc.	2	921,382	4,400.00	September 2025	56,020
Citigroup, Inc.	150	1,064,850	60.00	January 2026	54,375
Deere & Co.	16	750,960	400.00	June 2025	8,920
Dow, Inc.	150	523,800	30.00	September 2025	19,725
EPAM Systems, Inc.	40	675,360	160.00	July 2025	37,400
JB Hunt Transport Services, Inc.	50	739,750	140.00	August 2025	35,750
Lyondellbasell Industries N.V., Class A	70	492,800	65.00	September 2025	22,050
Meta Platforms, Inc., Class A	25	1,440,900	500.00	August 2025	56,750
Microchip Technology, Inc.	120	580,920	45.00	August 2025	45,600
Microsoft Corp.	50	1,876,950	355.00	June 2025	50,500
ServiceNow, Inc.	7	557,298	800.00	June 2025	43,785
SPDR S&P 500 ETF Trust	125	6,992,375	525.00	July 2025	131,500
Uber Technologies, Inc.	128	932,608	60.00	August 2025	32,064
Workday, Inc., Class A	17	397,001	230.00	January 2026	42,245
TOTAL PURCHASED PUT OPTIONS (Cost $602,937)					794,342

	Shares
Money Market Funds — 2.96%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.20%(c)	1,978,335	1,978,335
TOTAL MONEY MARKET FUNDS (Cost $1,978,335)		1,978,335

Total Investments — 102.09% (Cost $55,931,613)		68,350,266

Liabilities in Excess of Other Assets — (2.09)%		(1,402,115)

Net Assets — 100.00%		$66,948,151

(a)	All or a portion of the security is held as collateral for securities sold short or written options. The fair value of this collateral on March 31, 2025 was $35,331,516.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2025.

ADR - American Depositary Receipt.

ETF - Exchange Traded Funds.

See accompanying notes which are an integral part of these financial statements.

VELA Large Cap Plus Fund

Schedule of Open Written Options Contracts

March 31, 2025 (Unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
Written Call Options (0.82)%
3M Co.	(75)	$(1,101,450)	$165.00	November 2025	$(58,313)
Abbott Laboratories	(56)	(742,840)	150.00	January 2026	(26,040)
AbbVie, Inc.	(46)	(963,792)	240.00	December 2025	(31,510)
Align Technology, Inc.	(52)	(826,072)	230.00	July 2025	(8,710)
Alphabet, Inc., Class A	(130)	(2,010,320)	215.00	July 2025	(5,070)
Amazon.com, Inc.	(104)	(1,978,704)	280.00	December 2025	(23,244)
AstraZeneca PLC	(90)	(661,500)	90.00	January 2026	(17,145)
Baker Hughes Co., Class A	(163)	(716,385)	50.00	November 2025	(37,897)
Biohaven Ltd.	(71)	(170,684)	45.00	July 2025	(3,018)
Deere & Co.	(8)	(375,480)	470.00	June 2025	(23,320)
Elevance Health, Inc.	(19)	(826,424)	480.00	September 2025	(37,715)
Home Depot, Inc. (The)	(22)	(806,278)	425.00	August 2025	(10,340)
Meta Platforms, Inc., Class A	(27)	(1,556,172)	800.00	January 2026	(53,190)
Microsoft Corp.	(58)	(2,177,262)	470.00	December 2025	(40,745)
PayPal Holdings, Inc.	(94)	(613,350)	97.50	December 2025	(11,656)
ServiceNow, Inc.	(14)	(1,114,596)	1,040.00	August 2025	(21,700)
Starbucks Corp.	(96)	(941,664)	125.00	January 2026	(28,608)
Suncor Energy, Inc.	(182)	(1,365,728)	40.00	November 2025	(51,324)
Tyson Foods, Inc., Class A	(88)	(561,528)	70.00	September 2025	(16,500)
Uber Technologies, Inc.	(104)	(757,744)	85.00	August 2025	(36,140)
Zoetis, Inc., Class A	(56)	(922,040)	200.00	September 2025	(14,980)
Total Written Options (Premiums Received $638,781)					$(557,165)

See accompanying notes which are an integral part of these financial statements.

VELA Large Cap Plus Fund

Schedule of Securities Sold Short

March 31, 2025 (Unaudited)

	Shares	Fair Value
Common Stocks — Short — (5.02%)
Communications — (0.24%)
Take-Two Interactive Software, Inc.(a)	(773)	$(160,204)

Consumer Discretionary — (0.58%)
CarMax, Inc.(a)	(1,828)	(142,438)
InterContinental Hotels Group PLC - ADR	(2,263)	(248,002)
		(390,440)
Financials — (0.89%)
Blue Owl Capital, Inc.	(10,988)	(220,200)
Capital One Financial Corp.	(971)	(174,100)
Morgan Stanley	(1,694)	(197,639)
		(591,939)
Health Care — (0.91%)
Edwards LifeSciences Corp.(a)	(3,164)	(229,327)
Eli Lilly & Co.	(191)	(157,749)
Tenet Healthcare Corp.(a)	(1,624)	(218,428)
		(605,504)
Industrials — (0.54%)
Old Dominion Freight Line, Inc.	(1,093)	(180,837)
Rockwell Automation, Inc.	(703)	(181,641)
		(362,478)
Technology — (1.86%)
Apple, Inc.	(875)	(194,364)
Cognizant Technology Solutions Corp., Class A	(3,538)	(270,657)
International Business Machines Corp.	(1,258)	(312,814)
Logitech International S.A.	(2,852)	(240,737)
Veeva Systems, Inc., Class A(a)	(996)	(230,703)
		(1,249,275)
TOTAL COMMON STOCKS - SHORT (Proceeds Received $3,289,689)		$(3,359,840)

	Shares	Fair Value
Exchange-Traded Funds — Short — (1.65%)
ARK Innovation ETF(a)	(13,734)	$(653,463)
iShares PHLX Semiconductor ETF	(715)	(134,542)
SPDR® S&P® Biotech ETF	(3,929)	(318,642)
		(1,106,647)
TOTAL EXCHANGE-TRADED FUNDS — SHORT (Proceeds Received $1,156,639)		$(1,106,647)

TOTAL SECURITIES SOLD SHORT — (6.67)% (Proceeds Received $4,446,328)		$(4,466,487)

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

VELA International Fund

Schedule of Investments

March 31, 2025 (Unaudited)

	Shares	Fair Value
Common Stocks — 89.83%
Australia — 2.53%
Consumer Discretionary — 1.26%
Bapcor, Ltd.	248,000	$705,708

Health Care — 1.27%
Ansell Ltd.	33,100	705,022
Total Australia		1,410,730

Austria — 3.59%
Communications — 1.96%
Telekom Austria AG	116,400	1,089,839

Materials — 1.63%
Wienerberger AG	27,200	907,217
Total Austria		1,997,056

Belgium — 1.92%
Financials — 1.92%
KBC Group NV	11,700	1,066,971
Total Belgium		1,066,971

Brazil — 1.86%
Consumer Staples — 1.86%
Ambev SA	435,000	1,033,663
Total Brazil		1,033,663

Canada — 11.31%
Energy — 4.84%
Parkland Corp.	38,500	963,798
Pason Systems, Inc.	75,000	685,438
Suncor Energy, Inc.	27,000	1,045,440
		2,694,676
Industrials — 0.45%
Finning International, Inc.	9,000	253,263

Materials — 6.02%
Alamos Gold, Inc., Class A	50,900	1,361,067
Major Drilling Group International, Inc.(a)	137,000	763,618
OceanaGold Corp.	368,000	1,227,639
		3,352,324
Total Canada		6,300,263

Denmark — 1.73%
Industrials — 1.73%
FLSmidth & Co. A/S	20,100	965,351
Total Denmark		965,351

See accompanying notes which are an integral part of these financial statements.

VELA International Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

	Shares	Fair Value
Common Stocks — 89.83% — (continued)
France — 9.74%
Communications — 2.68%
Criteo S.A. - ADR(a)	42,200	$1,494,302

Consumer Discretionary — 1.84%
Cia Generale de Establissements Michelin SCA	29,100	1,023,333

Energy — 2.50%
TotalEnergies SE	21,600	1,392,524

Industrials — 1.08%
Rexel SA	22,400	604,036

Materials — 1.64%
Foraco International SA(a)	647,000	912,813
Total France		5,427,008

Germany — 7.64%
Consumer Discretionary — 1.47%
Fielmann AG	18,000	818,369

Industrials — 2.07%
Duerr AG	45,600	1,152,565

Materials — 1.58%
Fuchs Petrolub SE	24,100	878,864

Technology — 2.52%
Infineon Technologies AG	42,200	1,407,513
Total Germany		4,257,311

Hong Kong — 6.94%
Consumer Staples — 2.64%
WH Group Ltd.(b)	1,600,000	1,469,194

Industrials — 2.01%
Johnson Electric Holdings Ltd.	555,000	1,120,032

Technology — 2.29%
VTech Holdings Ltd.	174,200	1,277,619
Total Hong Kong		3,866,845

Indonesia — 1.78%
Materials — 1.78%
United Tractors Tbk PT	700,000	992,380
Total Indonesia		992,380

Israel — 1.50%
Technology — 1.50%
Wix.com Ltd.(a)	5,100	833,238
Total Israel		833,238

See accompanying notes which are an integral part of these financial statements.

VELA International Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

	Shares	Fair Value
Common Stocks — 89.83% — (continued)
Japan — 6.10%
Consumer Discretionary — 3.19%
Honda Motor Co. Ltd.	73,500	$665,295
KeePer Technical Laboratory Co., Ltd.(a)	44,000	1,112,558
		1,777,853
Materials — 1.41%
Toray Industries, Inc.	115,000	786,079

Technology — 1.50%
Nintendo Co. Ltd.	12,300	836,315
Total Japan		3,400,247

Luxembourg — 1.56%
Consumer Staples — 1.56%
B&M European Value Retail SA	258,000	871,581
Total Luxembourg		871,581

Mexico — 3.86%
Consumer Staples — 3.86%
BBB Foods Inc.(a)	25,000	667,000
Gruma SAB de CV, Class B	12,000	215,700
Kimberly-Clark de Mexico SAB de CV	772,000	1,264,708
		2,147,408
Total Mexico		2,147,408

Netherlands — 4.84%
Consumer Staples — 2.14%
JDE Peet’s NV - ADR(a)	54,500	1,192,223

Financials — 2.17%
ING Groep NV	61,600	1,207,494

Health Care — 0.53%
Argenx SE(a)	500	295,212
Total Netherlands		2,694,929

Panama — 1.38%
Industrials — 1.38%
Copa Holdings, S.A., Class A	8,300	767,418
Total Panama		767,418

Philippines — 0.47%
Consumer Staples — 0.47%
Ginebra San Miguel, Inc.	50,700	263,490
Total Philippines		263,490

See accompanying notes which are an integral part of these financial statements.

VELA International Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

	Shares	Fair Value
Common Stocks — 89.83% — (continued)
Slovenia — 1.70%
Health Care — 1.70%
Krka d.d. Novo Mesto	5,100	$948,959
Total Slovenia		948,959

Sweden — 3.42%
Financials — 1.89%
Svenska Handelsbanken AB, Class A	93,200	1,053,472

Industrials — 1.53%
Loomis AB	21,000	850,704
Total Sweden		1,904,176

Switzerland — 4.92%
Consumer Discretionary — 2.73%
Cie Financiere Richemont SA	3,200	558,731
Swatch Group AG (The)	5,600	965,908
		1,524,639
Health Care — 2.19%
Roche Holding AG	3,700	1,218,034
Total Switzerland		2,742,673

United Kingdom — 11.04%
Communications — 2.40%
Informa PLC	54,900	550,529
WPP PLC	103,400	785,814
		1,336,343
Consumer Discretionary — 2.23%
Associated British Foods PLC	50,000	1,239,687

Consumer Staples — 2.47%
Cake Box Holdings PLC	102,000	236,909
Nomad Foods Ltd.	57,900	1,137,735
		1,374,644
Health Care — 1.31%
Indivior PLC(a)	77,200	729,640

Technology — 2.63%
Serco Group PLC	717,000	1,466,470
Total United Kingdom		6,146,784

TOTAL COMMON STOCKS (Cost $41,826,023)		50,038,481

See accompanying notes which are an integral part of these financial statements.

VELA International Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

	Shares	Fair Value
Money Market Funds — 10.29%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.20%(c)	5,730,818	5,730,818
TOTAL MONEY MARKET FUNDS (Cost $5,730,818)		5,730,818

Total Investments — 100.12% (Cost $47,556,841)		$55,769,299

Liabilities in Excess of Other Assets — (0.12)%		(69,261)

Net Assets — 100.00%		$55,700,038

(a)	Non-income producing security.
(b)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $1,469,194 as of March 31, 2025, representing 2.64% of net assets.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2025.

ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

VELA Income Opportunities Fund

Schedule of Investments

March 31, 2025 (Unaudited)

	Shares	Fair Value
Common Stocks — 46.88%
Communications — 2.30%
Alphabet, Inc., Class A(a)	1,798	$278,043
Comcast Corp., Class A	12,536	462,578
		740,621
Consumer Discretionary — 4.78%
Genuine Parts Co.(a)	3,698	440,580
Movado Group, Inc.	17,039	284,892
Starbucks Corp.(a)	4,377	429,340
Vail Resorts, Inc.	2,425	388,048
		1,542,860
Consumer Staples — 9.06%
Flowers Foods, Inc.(a)	33,106	629,345
Kraft Heinz Co. (The)(a)	15,329	466,461
Mondelez International, Inc., Class A(a)	5,901	400,383
PepsiCo, Inc.(a)	3,821	572,921
Sysco Corp.	11,417	856,732
		2,925,842
Energy — 3.81%
MPLX LP	10,690	572,129
Suncor Energy, Inc.(a)	17,023	659,130
		1,231,259
Financials — 6.84%
Arch Capital Group Ltd.(a)	3,243	311,911
Axis Capital Holdings Ltd.(a)	4,912	492,379
Citigroup, Inc.(a)	2,415	171,441
Cullen/Frost Bankers, Inc.(a)	1,567	196,188
Federal Agricultural Mortgage Corp., Class C(a)	2,513	471,213
JPMorgan Chase & Co.(a)	1,525	374,083
Trustmark Corp.(a)	5,576	192,316
		2,209,531
Health Care — 8.41%
Abbott Laboratories(a)	3,625	480,856
Dentsply Sirona, Inc.(a)	16,633	248,497
Johnson & Johnson	5,224	866,348
Medtronic PLC(a)	8,973	806,314
Zoetis, Inc., Class A(a)	1,894	311,847
		2,713,862
Industrials — 6.82%
Copa Holdings, S.A., Class A	6,518	602,654
Greenbrier Companies, Inc. (The)(a)	16,411	840,572
Norfolk Southern Corp.(a)	1,891	447,883
United Parcel Service, Inc., Class B	2,835	311,822
		2,202,931
Real Estate — 0.87%
Simon Property Group, Inc.	1,683	279,513

See accompanying notes which are an integral part of these financial statements.

VELA Income Opportunities Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

	Shares	Fair Value
Common Stocks — 46.88% — (continued)
Technology — 3.99%
Fidelity National Information Services, Inc.	7,616	$568,763
Garmin Ltd.(a)	1,214	263,596
Nintendo Co. Ltd.	3,387	230,292
Texas Instruments, Inc.(a)	1,247	224,086
		1,286,737
TOTAL COMMON STOCKS (Cost $14,394,879)		15,133,156

Preferred Stocks — 5.43%
Financials — 4.94%
Arch Capital Group Ltd., Series G, 4.55%	17,351	302,428
Axis Capital Holdings Ltd., Series E, 5.50%	14,944	304,857
Bank OZK, Series A, 4.63%	8,700	141,636
Enstar Group Ltd., Series D, 7.00%	15,405	321,040
Huntington Bancshares Inc., Series J, 6.88%	9,318	238,541
Morgan Stanley., Series I, 6.38%	5,492	136,531
Stifel Financial Corp., Series B, 6.25%	6,300	152,208
		1,597,241
Industrials — 0.49%
WESCO International, Inc., Series A, 10.63%	6,203	156,688

TOTAL PREFERRED STOCKS (Cost $1,822,599)		1,753,929

	Principal Amount
Corporate Bonds — 44.25%
Communications — 0.92%
Nexstar Media, Inc., 5.63%, 7/15/2027(b)	$300,000	295,743

Consumer Discretionary — 11.04%
Acushnet Co., 7.38%, 10/15/2028(b)	250,000	258,924
Allegiant Travel Co., 7.25%, 8/15/2027(b)	350,000	339,656
Cedar Fair LP / Canada’s Wonderland Co., 6.50%, 10/1/2028	200,000	201,404
Churchill Downs, Inc., 6.75%, 5/1/2031(b)	250,000	252,205
Garrett Motion Holdings, Inc., 7.75%, 5/31/2032(b)	400,000	395,876
Graham Holdings Co., 5.75%, 6/1/2026(b)	300,000	300,364
Macy’s Retail Holdings LLC, 5.88%, 4/1/2029(b)	250,000	242,801
Papa John’s International, Inc., 3.88%, 9/15/2029(b)	300,000	280,623
Valvoline, Inc., 3.63%, 6/15/2031(b)	250,000	217,452
Victoria’s Secret & Co., 4.63%, 7/15/2029(b)	350,000	306,462
Viking Cruises Ltd., 9.13%, 7/15/2031(b)	300,000	320,697
Wendy’s International LLC, 7.00%, 12/15/2025	150,000	150,332

See accompanying notes which are an integral part of these financial statements.

VELA Income Opportunities Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

	Principal Amount	Fair Value
Corporate Bonds — 44.25% — continued
Consumer Discretionary — 11.04% — continued
Winnebago Industries, Inc., 6.25%, 7/15/2028(b)	$300,000	$296,919
		3,563,715
Consumer Staples — 0.72%
Simmons Foods, Inc., 4.63%, 3/1/2029(b)	250,000	232,130

Energy — 3.79%
Antero Resources Corp., 7.63%, 2/1/2029(b)	150,000	153,906
Civitas Resources Inc., 8.63%, 11/1/2030(b)	300,000	310,526
Saturn Oil & Gas, Inc., 9.63%, 6/15/2029(b)	328,000	317,177
Tallgrass Energy Partners, LP, 5.50%, 1/15/2028(b)	300,000	292,115
TechnipFMC PLC, 6.50%, 2/1/2026(b)	150,000	150,054
		1,223,778
Financials — 9.86%
Antares Holdings LP, 6.25%, 10/23/2029(b)	350,000	350,116
Bank OZK, 2.75%, 10/1/2031(TSFR3M + 209bps)(c)	250,000	223,203
Citigroup, Inc., 7.13%, Perpetual (France)(c)	300,000	307,702
Cullen/Frost Capital Trust II, 6.13%, 3/1/2034(TSFR3M + 81bps)(a)(c)	300,000	270,159
First Citizens BancShares, Inc., 3.38%, 3/15/2030(c)	200,000	200,013
Huntington Bancshares, Inc., 4.45%, Perpetual(c)	200,000	192,949
Iron Mountain, Inc., 7.00%, 2/15/2029(b)	250,000	255,927
M&T Bank Corp., 7.53%, Perpetual(H15T5Y + 317bps)(c)	200,000	199,965
MGIC Investment Corp., 5.25%, 8/15/2028	250,000	247,194
Oaktree Strategic Credit Fund, 8.40%, 11/14/2028	300,000	324,754
State Street Corp, 6.45%, Perpetual(c)	350,000	350,414
StoneX Group, Inc., 7.88%, 3/1/2031(b)	250,000	260,539
		3,182,935
Health Care — 0.95%
Sotera Health Holdings LLC, 7.38%, 6/1/2031(b)	300,000	305,336

Industrials — 11.62%
Air Canada 2020-1 Class C Pass Through Trust, 10.50%, 7/15/2026(b)	250,000	265,082
American Airlines, Inc., 8.50%, 5/15/2029(b)	350,000	355,516
AMN Healthcare, Inc., 4.00%, 4/15/2029(b)	200,000	180,415
Atkore, Inc., 4.25%, 6/1/2031(b)	250,000	220,350
Brink’s Co. (The), 6.50%, 6/15/2029(b)	250,000	253,532
Cimpress PLC, 7.38%, 9/15/2032 (Ireland)(b)	300,000	276,073
Con-way, Inc., 6.70%, 5/1/2034	265,000	272,157
Hillenbrand, Inc., 6.25%, 2/15/2029	250,000	250,819
Installed Building Products, Inc., 5.75%, 2/1/2028(b)	350,000	345,708
Korn Ferry, 4.63%, 12/15/2027(b)	250,000	242,571
Sensata Technologies BV, 5.88%, 9/1/2030(b)	250,000	242,909
Stanley Black & Decker, Inc., 6.71%, 3/15/2060(H15T5Y + 266bps)(c)	350,000	349,029
Wabash National Corp., 4.50%, 10/15/2028(b)	350,000	314,683
Worthington Industries, Inc., 4.30%, 8/1/2032	210,000	183,887
		3,752,731

See accompanying notes which are an integral part of these financial statements.

VELA Income Opportunities Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

	Principal Amount	Fair Value
Corporate Bonds — 44.25% — continued
Materials — 2.00%
Advanced Drainage Systems, Inc., 6.38%, 6/15/2030(b)	$300,000	$301,555
Cleveland-Cliffs, Inc., 6.88%, 11/1/2029(b)	350,000	343,642
		645,197
Real Estate — 1.62%
Greystar Real Estate Partners LLC, 7.75%, 9/1/2030(b)	250,000	261,114
Newmark Group, Inc., 7.50%, 1/12/2029	250,000	262,416
		523,530
Technology — 0.63%
Gen Digital, Inc., 6.75%, 9/30/2027(b)	200,000	202,640

Utilities — 1.10%
American Electric Power Company, Inc., 7.05%, 12/15/2054 (H15T5Y + 275bps)(c)	350,000	356,545

TOTAL CORPORATE BONDS (Cost $14,186,913)		14,284,280

U.S. Government & Agencies — 0.93%
United States Treasury Note, 4.38%, 7/31/2026	150,000	150,735
United States Treasury Note, 3.75%, 8/15/2027	150,000	149,438
TOTAL U.S. GOVERNMENT & AGENCIES (Cost $300,475)		300,173

	Shares
Money Market Funds — 1.80%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.20%(d)	582,060	582,060
TOTAL MONEY MARKET FUNDS (Cost $582,060)		582,060

Total Investments — 99.29% (Cost $31,286,926)		32,053,598

Other Assets in Excess of Liabilities — 0.71%		230,588

Net Assets — 100.00%		$32,284,186

(a)	Securities, or a portion thereof, have been pledged as collateral on written option contracts. The total collateral pledged is $5,273,129.
(b)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $9,941,338 as of March 31, 2025, representing 30.79% of net assets.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(d)	Rate disclosed is the seven day effective yield as of March 31, 2025.

See accompanying notes which are an integral part of these financial statements.

VELA Income Opportunities Fund

Schedule of Open Written Options Contracts

March 31, 2025 (Unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
Written Call Options (0.32)%
Abbott Laboratories	(11)	$(145,915)	$125.00	June 2025	$(12,374)
Abbott Laboratories	(21)	(278,565)	130.00	August 2025	(19,897)
Alphabet, Inc., Class A	(15)	(231,960)	200.00	April 2025	(38)
Arch Capital Group Ltd.	(16)	(153,888)	110.00	June 2025	(2,560)
Axis Capital Holdings Ltd.	(16)	(160,384)	110.00	September 2025	(6,199)
Citigroup, Inc.	(18)	(127,782)	85.00	June 2025	(738)
Cullen/Frost Bankers, Inc.	(13)	(162,760)	155.00	April 2025	(13)
Dentsply Sirona, Inc.	(42)	(62,748)	25.00	April 2025	(42)
Dentsply Sirona, Inc.	(41)	(61,254)	25.00	July 2025	(164)
Federal Agricultural Mortgage Corp., Class C	(8)	(150,008)	230.00	May 2025	(840)
Flowers Foods, Inc.	(133)	(252,833)	25.00	April 2025	(133)
Garmin Ltd.	(8)	(173,704)	230.00	September 2025	(11,200)
Genuine Parts Co.	(9)	(107,226)	145.00	August 2025	(1,103)
Greenbrier Companies, Inc. (The)	(54)	(276,588)	72.50	June 2025	(1,566)
Greenbrier Companies, Inc. (The)	(28)	(143,416)	70.00	November 2025	(4,830)
JPMorgan Chase & Co.	(8)	(196,240)	285.00	June 2025	(956)
Kraft Heinz Co. (The)	(92)	(279,956)	32.50	July 2025	(6,992)
Medtronic PLC	(59)	(530,174)	97.50	August 2025	(9,942)
Mondelez International, Inc.	(19)	(128,915)	70.00	September 2025	(7,030)
Norfolk Southern Corp.	(9)	(213,165)	270.00	June 2025	(1,283)
PepsiCo, Inc.	(13)	(194,922)	175.00	September 2025	(1,671)
Starbucks Corp.	(17)	(166,753)	110.00	July 2025	(4,173)
Starbucks Corp.	(9)	(88,281)	125.00	July 2025	(387)
Suncor Energy, Inc.	(136)	(526,592)	46.00	June 2025	(2,516)
Texas Instruments, Inc.	(5)	(89,850)	220.00	July 2025	(668)
Trustmark Corp.	(45)	(155,205)	45.00	November 2025	(4,613)
Zoetis, Inc., Class A	(8)	(131,720)	220.00	June 2025	(600)
Zoetis, Inc., Class A	(5)	(82,325)	200.00	July 2025	(650)
Total Written Options (Premiums Received $145,375)					$(103,178)

See accompanying notes which are an integral part of these financial statements.

VELA Short Duration Fund

Schedule of Investments

March 31, 2025 (Unaudited)

	Shares	Fair Value
Preferred Stocks — 0.97%
Industrials — 0.97%
WESCO International, Inc., Series A, 10.63%	11,756	$296,957
TOTAL PREFERRED STOCKS (Cost $300,207)		296,957

	Principal Amount
Asset Backed Securities — 0.82%
Ford Credit Auto Owner Trust 2024-C, 4.07%, 7/15/2029	$250,000	248,915
TOTAL ASSET BACKED SECURITIES (Cost $247,751)		248,915

Collateralized Mortgage Obligations — 1.42%
Fannie Mae REMIC Pass Through Certificates, Series 2024-97, 5.50%, 12/25/2050	240,549	242,660
Government National Mortgage Association REMIC Pass Through Certificates, Series 2024-076, 6.00%, 12/20/2049	188,197	189,679
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $429,909)		432,339

Corporate Bonds — 66.00%
Communications — 1.97%
Nexstar Media, Inc., 5.63%, 7/15/2027(a)	300,000	295,743
XPO, Inc., 6.25%, 6/1/2028(a)	300,000	303,832
		599,575
Consumer Discretionary — 12.22%
Bath & Body Works, Inc., 6.69%, 1/15/2027	100,000	102,160
Carnival Corp., 7.88%, 6/1/2027	300,000	315,507
Ford Motor Credit Co. LLC, 7.29%, 3/6/2026 (O/N SOFR + 295bps)(b)	350,000	354,995
General Motors Financial Co., Inc., 5.64%, 4/7/2025 (O/N SOFR + 130bps)(b)	100,000	100,015
Graham Holdings Co., 5.75%, 6/1/2026(a)	150,000	150,182
Group 1 Automotive, Inc., 4.00%, 8/15/2028(a)	200,000	188,325
Harley-Davidson Financial Services, Inc., 5.95%, 6/11/2029(a)	250,000	252,095
Hyundai Capital America, 5.84%, 1/8/2027 (O/N SOFR + 150bps)(a)(b)	250,000	252,736
Mattel, Inc., 5.88%, 12/15/2027(a)	300,000	301,114
Nissan Motor Acceptance Co. LLC, 6.95%, 9/15/2026(a)	150,000	152,488
Nordstrom, Inc., 4.00%, 3/15/2027	300,000	288,949
Taylor Morrison Communities, Inc., 5.88%, 6/15/2027(a)	150,000	149,850
Viking Ocean Cruises Ship VII Ltd., 5.63%, 2/15/2029(a)	300,000	295,434
Volkswagen Group of America Finance LLC, 4.90%, 8/14/2026(a)	250,000	250,313
William Carter Co. (The), 5.63%, 3/15/2027(a)	250,000	248,559

See accompanying notes which are an integral part of these financial statements.

VELA Short Duration Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

	Principal Amount	Fair Value
Corporate Bonds — 66.00% — continued
Consumer Discretionary — 12.22% — continued
Winnebago Industries, Inc., 6.25%, 7/15/2028(a)	$329,000	$325,622
		3,728,344
Consumer Staples — 2.76%
Albertsons Companies, Inc. / Safeway, Inc., 5.88%, 2/15/2028(a)	300,000	299,734
Performance Food Group, Inc., 5.50%, 10/15/2027(a)	250,000	247,865
Smithfield Foods, Inc., 4.25%, 2/1/2027(a)	300,000	295,483
		843,082
Energy — 4.42%
Antero Resources Corp., 7.63%, 2/1/2029(a)	250,000	256,510
Civitas Resources, Inc., 8.38%, 7/1/2028(a)	300,000	309,633
Energy Transfer LP, 5.63%, 5/1/2027(a)	250,000	249,874
Sunoco LP / Sunoco Finance Corp., 7.00%, 9/15/2028(a)	150,000	153,271
Sunoco LP / Sunoco Finance Corp., 6.00%, 4/15/2027	150,000	149,802
TechnipFMC PLC, 6.50%, 2/1/2026(a)	230,000	230,083
		1,349,173
Financials — 24.94%
Antares Holdings LP, 3.75%, 7/15/2027 (Canada)(a)	350,000	334,519
Ares Capital Corp., 7.00%, 1/15/2027	200,000	206,155
Ares Finance Co. III LLC, 4.13%, 6/30/2051(a)(b)	250,000	242,077
Bank of America Corp., 5.69%, 9/15/2027 (O/N SOFR + 135bps)(b)	150,000	151,761
BMW Vehicle Owner Trust 2024-A, 5.18%, 11/26/2027	250,000	253,172
Cantor Fitzgerald LP, 7.20%, 12/12/2028(a)	350,000	369,154
Charles Schwab Corp. (The), 4.00%, 12/31/2049 (H15T5Y + 317bps)(b)	195,000	190,303
Charles Schwab Corp. (The), 5.38%, Perpetual	200,000	199,693
Citigroup Inc., 3.88%, Perpetual(b)	300,000	293,769
Discover Bank, 6.00%, 8/9/2028 (O/N USIS + 173bps)(b)	250,000	255,605
Essent Group, Ltd., 6.25%, 7/1/2029	300,000	309,063
First Citizens BancShares, Inc., 3.38%, 3/15/2030(b)	200,000	200,013
GM Financial Consumer Automobile Receivables 2024-1, 4.85%, 12/18/2028	250,000	251,500
Goldman Sachs Group, Inc. (The), 5.15%, 3/9/2027 (O/N SOFR + 81bps)(b)	200,000	200,615
Honda Auto Receivables 2023-4 Owner Trust, 5.67%, 2/21/2027	250,000	253,091
HSBC Holdings PLC, 5.94%, 9/12/2026 (United Kingdom) (TSFR3M + 164bps)(b)	150,000	150,916
Huntington Bancshares, Inc., 4.45%, Perpetual	300,000	289,422
Hyundai Auto Receivables Trust 2022-A, 2.35%, 4/17/2028	250,000	246,343
JPMorgan Chase & Co., 5.52%, 2/24/2028 (O/N SOFR + 118bps)(b)	300,000	303,165
KeyCorp Capital, 5.31%, 7/1/2028	250,000	244,314
M&T Bank Corp., 7.53%, Perpetual (H15T5Y + 317bps)(b)	264,000	263,954
MGIC Investment Corp., 5.25%, 8/15/2028	350,000	346,072
Morgan Stanley, 6.14%, 10/16/2026 (SOFRRATE + 177bps)(b)	150,000	151,165

See accompanying notes which are an integral part of these financial statements.

VELA Short Duration Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

	Principal Amount	Fair Value
Corporate Bonds — 66.00% — continued
Financials — 24.94% — continued
Neuberger Berman Group LLC / Neuberger Berman Finance Corp., 4.50%, 3/15/2027(a)	$250,000	$248,707
Oaktree Strategic Credit Fund, 8.40%, 11/14/2028	300,000	324,754
Prudential Financial, Inc., 5.70%, 9/15/2048 (US0003M + 267bps)(b)	300,000	301,116
Radian Group, Inc., 6.20%, 5/15/2029	250,000	257,721
Regions Financial Corp., 5.75%, Perpetual (H15T5Y + 543bps)(b)	280,000	279,169
Santander Holdings USA, Inc., 5.81%, 9/9/2026 (SOFRRATE + 233bps)(b)	200,000	200,715
Wells Fargo & Co., 3.90%, 3/15/2069 (H15T5Y + 345bps)(b)	300,000	294,214
		7,612,237
Health Care — 2.46%
Bayer US Finance II LLC, 5.50%, 8/15/2025(a)	100,000	100,175
Bayer US Finance LLC, 6.25%, 1/21/2029(a)	300,000	310,860
CVS Pass Through Trust, 6.04%, 12/10/2028	337,902	340,338
		751,373
Industrials — 7.77%
American Airlines 2016-1 Class AA Pass Through Trust, 3.58%, 1/15/2028	148,917	144,089
American Airlines, Inc., 8.50%, 5/15/2029(a)	200,000	203,152
AMN Healthcare, Inc., 4.63%, 10/1/2027(a)	200,000	192,406
Brink’s Co. (The), 4.63%, 10/15/2027(a)	200,000	196,196
Delta Air Lines, Inc., 7.00%, 5/1/2025(a)	200,000	200,275
Installed Building Products, Inc., 5.75%, 2/1/2028(a)	300,000	296,321
LKQ Corp., 5.75%, 6/15/2028	232,000	237,257
Stanley Black & Decker, Inc., 6.71%, 3/15/2060 (H15T5Y + 266bps)(b)	300,000	299,167
United Airlines, Inc., 4.38%, 4/15/2026(a)	300,000	295,695
United Rentals North America, Inc., 6.00%, 12/15/2029(a)	300,000	304,887
		2,369,445
Materials — 2.11%
Advanced Drainage Systems, Inc., 5.00%, 9/30/2027(a)	200,000	196,407
ATI, Inc., 5.88%, 12/1/2027	200,000	198,808
Berry Global, Inc., 5.63%, 7/15/2027(a)	250,000	249,784
		644,999
Real Estate — 4.04%
Boston Properties LP, 2.75%, 10/1/2026	100,000	96,956
Boston Properties LP, 6.75%, 12/1/2027	250,000	261,445
CubeSmart LP, 4.00%, 11/15/2025	150,000	149,423
Greystar Real Estate Partners LLC, 7.75%, 9/1/2030(a)	250,000	261,113
Newmark Group, Inc., 7.50%, 1/12/2029	300,000	314,899
Realty Income Corp., 5.05%, 1/13/2026	150,000	150,015
		1,233,851

See accompanying notes which are an integral part of these financial statements.

VELA Short Duration Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

	Principal Amount	Fair Value
Corporate Bonds — 66.00% — continued
Technology — 1.17%
Concentrix Corp., 6.60%, 8/2/2028	$200,000	$208,683
Fidelity National Information Services, Inc., 4.25%, 5/15/2028	150,000	147,008
		355,691
Utilities — 2.14%
American Electric Power Company, Inc., 5.70%, 8/15/2025	150,000	150,541
American Electric Power Company, Inc., 7.05%, 12/15/2054 (H15T5Y + 275bps)(b)	200,000	203,740
Pacific Gas and Electric Co., 4.95%, 6/8/2025	150,000	149,879
Vistra Operations Co. LLC, 5.13%, 5/13/2025(a)	150,000	150,153
		654,313
TOTAL CORPORATE BONDS (Cost $20,074,140)		20,142,083

U.S. Government & Agencies — 28.23%
Federal Farm Credit Banks, 5.10%, 9/16/2032	150,000	149,756
Federal Home Loan Banks, 5.05%, 10/24/2031	150,000	150,026
Federal Home Loan Banks, 5.32%, 1/14/2033	250,000	250,935
Federal Home Loan Banks, 5.00%, 9/26/2033	150,000	150,144
Federal Home Loan Mortgage Corp., 5.15%, 1/22/2029	200,000	200,060
United States Treasury Bill, 4.55%, 4/17/2025	250,000	249,528
United States Treasury Bill, 4.64%, 7/10/2025	250,000	247,091
United States Treasury Note, 4.25%, 5/31/2025	250,000	250,013
United States Treasury Note, 4.88%, 11/30/2025	200,000	200,904
United States Treasury Note, 4.25%, 12/31/2025	500,000	500,447
United States Treasury Note, 4.25%, 1/31/2026	250,000	250,270
United States Treasury Note, 4.63%, 2/28/2026	250,000	251,100
United States Treasury Note, 4.50%, 3/31/2026	200,000	200,808
United States Treasury Note, 4.88%, 4/30/2026	400,000	403,439
United States Treasury Note, 4.13%, 6/15/2026	200,000	200,277
United States Treasury Note, 4.38%, 7/31/2026	350,000	351,716
United States Treasury Note, 3.75%, 8/31/2026	200,000	199,363
United States Treasury Note, 4.63%, 10/15/2026	200,000	201,957
United States Treasury Note, 4.38%, 12/15/2026	250,000	251,714
United States Treasury Note, 4.00%, 1/15/2027	250,000	250,210
United States Treasury Note, 4.13%, 2/15/2027	300,000	301,008
United States Treasury Note, 4.25%, 3/15/2027	300,000	301,810
United States Treasury Note, 2.75%, 4/30/2027	250,000	244,214
United States Treasury Note, 4.63%, 6/15/2027	250,000	253,760
United States Treasury Note, 4.38%, 7/15/2027	300,000	302,982
United States Treasury Note, 3.75%, 8/15/2027	300,000	298,875
United States Treasury Note, 3.88%, 10/15/2027	250,000	249,761
United States Treasury Note, 3.88%, 11/30/2027	150,000	149,955
United States Treasury Note/Bond, 4.25%, 10/15/2025	200,000	200,056
United States Treasury Note/Bond, 4.88%, 5/31/2026	150,000	151,418
United States Treasury Note/Bond, 3.50%, 9/30/2026	200,000	198,648

See accompanying notes which are an integral part of these financial statements.

VELA Short Duration Fund

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

	Principal Amount	Fair Value
U.S. Government & Agencies — 28.23% — continued
United States Treasury Note/Bond, 4.63%, 11/15/2026	$200,000	$202,047
United States Treasury Note/Bond, 4.50%, 5/15/2027	300,000	303,480
United States Treasury Note/Bond, 3.38%, 9/15/2027	150,000	148,236
United States Treasury Note/Bond, 4.00%, 12/15/2027	200,000	200,477
United States Treasury Note/Bond, 4.00%, 2/29/2028	200,000	200,477
TOTAL U.S. GOVERNMENT & AGENCIES (Cost $8,600,625)		8,616,962

	Shares
Money Market Funds — 1.64%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.20%(c)	499,351	499,351
TOTAL MONEY MARKET FUNDS (Cost $499,351)		499,351

Total Investments — 99.08% (Cost $30,151,983)		30,236,607

Other Assets in Excess of Liabilities — 0.92%		281,586

Net Assets — 100.00%		$30,518,193

(a)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $9,360,626 as of March 31, 2025, representing 30.68% of net assets.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2025.

See accompanying notes which are an integral part of these financial statements.

VELA Funds

Statements of Assets and Liabilities

March 31, 2025 (Unaudited)

	VELA Small	VELA Large Cap Plus	VELA International	VELA Income Opportunities	VELA Short Duration
	Cap Fund	Fund	Fund	Fund	Fund
Assets
Investments in securities at fair value (cost $97,485,650, $55,931,613, $47,556,841, $31,286,926 and $30,151,983)	$110,212,219	$68,350,266	$55,769,299	$32,053,598	$30,236,607
Cash held at broker for securities sold short	—	3,586,621	—	—	—
Cash	53	—	71,113	—	3,228
Receivable for fund shares sold	333,667	49,980	108,147	94,960	94,960
Receivable for investments sold	—	—	—	—	293,786
Dividends and interest receivable	45,102	39,511	213,620	261,466	321,947
Tax reclaims receivable	—	1,377	251,259	694	—
Prepaid expenses	—	—	—	5,511	—
Total Assets	110,591,041	72,027,755	56,413,438	32,416,229	30,950,528
Liabilities
Investments in securities sold short, at fair value (proceeds received $-, $4,446,328, $-, $- and $-)	—	4,466,487	—	—	—
Options written, at value (premium received $738,104, $638,781, $-, $145,375 and $-)	740,942	557,165	—	103,178	—
Payable for fund shares redeemed	108,553	—	—	5,020	63,204
Payable for investments purchased	6,044	—	661,501	—	352,071
Payable to Adviser	69,942	34,824	34,899	13,746	7,719
12b-1 fees accrued - Class A	15,516	234	249	202	78
Administrative fees payable	33,572	20,894	16,751	9,897	9,263
Total Liabilities	974,569	5,079,604	713,400	132,043	432,335
Net Assets	$109,616,472	$66,948,151	$55,700,038	$32,284,186	$30,518,193
Net Assets consist of:
Paid-in capital	$91,712,598	$51,555,149	$46,129,449	$31,978,487	$30,426,817
Accumulated earnings	17,903,874	15,393,002	9,570,589	305,699	91,376
Net Assets	$109,616,472	$66,948,151	$55,700,038	$32,284,186	$30,518,193

See accompanying notes which are an integral part of these financial statements.

VELA Funds

Statements of Assets and Liabilities (continued)

March 31, 2025 (Unaudited)

	VELA Small	VELA Large Cap Plus	VELA International	VELA Income Opportunities	VELA Short Duration
	Cap Fund	Fund	Fund	Fund	Fund
Class A:
Net Assets	$21,060,661	$257,801	$218,971	$132,831	$49,077
Shares outstanding (unlimited number of shares authorized, no par value)	1,162,512	15,905	15,783	13,923	4,878
Net asset value, offering and redemption price per share	$18.12	$16.21	$13.87	$9.54	$10.06
Maximum offering price per share(a)	$19.07	$17.06	$14.60	$10.04	$10.59
Class I:
Net Assets	$88,555,811	$66,690,350	$55,481,067	$32,151,355	$30,469,116
Shares outstanding (unlimited number of shares authorized, no par value)	4,871,181	4,080,703	3,983,390	3,369,861	3,029,769
Net asset value, offering and redemption price per share	$18.18	$16.34	$13.93	$9.54	$10.06

(a)	Based on maximum initial sales charge of 5.00%.

See accompanying notes which are an integral part of these financial statements.

VELA Funds

Statements of Operations

For the six months ended March 31, 2025 (Unaudited)

	VELA Small	VELA Large Cap Plus	VELA International	VELA Income Opportunities	VELA Short Duration
	Cap Fund	Fund	Fund	Fund	Fund
Investment Income
Dividend income	$613,421	$684,179	$799,185	$351,167	$24,933
Foreign taxes withheld	(930)	(5,753)	(60,953)	(2,501)	—
Interest income	—	—	—	434,664	654,327
Total investment income	612,491	678,426	738,232	783,330	679,260
Expenses
Investment management fees	422,889	212,337	191,807	80,167	39,096
Administrative fees	202,987	127,402	92,067	57,720	46,915
12b-1 fees - Class A	27,320	288	247	154	58
Dividend and interest expense on securities sold short	—	2,733	—	—	—
Net operating expenses	653,196	342,760	284,121	138,041	86,069
Net investment income (loss)	(40,705)	335,666	454,111	645,289	593,191
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	5,216,441	3,810,071	1,126,669	201,532	7,678
Securities sold short	—	(401,118)	—	—	—
Purchased options	—	(640,558)	—	—	—
Written options	385,045	45,120	—	114,898	—
Foreign currency translations	(3,470)	(220)	(89,677)	(1,707)	—
Net change in unrealized appreciation (depreciation) on:
Investment securities	(11,948,942)	(5,654,203)	(864,714)	(1,279,200)	(50,304)
Securities sold short	—	185,241	—	—	—
Purchased options	—	633,061	—	—	—
Written options	(161,680)	366,176	—	39,484	—
Foreign currency translations	—	—	(5,005)	(5)	—
Net realized and change in unrealized gain (loss) on investment securities, securities sold short, options and foreign currency translations	(6,512,606)	(1,656,430)	167,273	(924,998)	(42,626)
Net increase (decrease) in net assets resulting from operations	$(6,553,311)	$(1,320,764)	$621,384	$(279,709)	$550,565

See accompanying notes which are an integral part of these financial statements.

VELA Funds

Statements of Changes in Net Assets

	VELA Small Cap Fund		VELA Large Cap Plus Fund
	For the Six Months Ended March 31, 2025	For the Year Ended September 30, 2024	For the Six Months Ended March 31, 2025	For the Year Ended September 30, 2024
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$(40,705)	$301,529	$335,666	$525,372
Net realized gain on investment securities, securities sold short, options and foreign currency translations	5,598,016	313,902	2,813,295	5,080,185
Net change in unrealized appreciation (depreciation) of investment securities, securities sold short, options and foreign currency translations	(12,110,622)	15,076,805	(4,469,725)	8,052,255
Net increase (decrease) in net assets resulting from operations	(6,553,311)	15,692,236	(1,320,764)	13,657,812
Distributions to Shareholders from Earnings
Class A	—	(71,105)	(13,534)	—
Class I	(203,254)	(434,439)	(4,542,086)	(22,529)
Total distributions	(203,254)	(505,544)	(4,555,620)	(22,529)
Capital Transactions – Class A
Proceeds from shares sold	2,096,822	5,545,456	263,457	126,631
Reinvestment of distributions	—	71,105	13,534	—
Amount paid for shares redeemed	(1,325,620)	(1,704,194)	(165,786)	(279,413)
Total – Class A	771,202	3,912,367	111,205	(152,782)
Capital Transactions – Class I
Proceeds from shares sold	12,860,980	13,860,901	2,542,349	5,019,784
Reinvestment of distributions	202,233	431,907	4,541,975	22,529
Amount paid for shares redeemed	(4,685,811)	(1,592,800)	(6,371,598)	(2,336,541)
Total – Class I	8,377,402	12,700,008	712,726	2,705,772
Net increase in net assets resulting from capital transactions	9,148,604	16,612,375	823,931	2,552,990
Total Increase (Decrease) in Net Assets	2,392,039	31,799,067	(5,052,453)	16,188,273
Net Assets
Beginning of period	107,224,433	75,425,366	72,000,604	55,812,331
End of period	$109,616,472	$107,224,433	$66,948,151	$72,000,604

See accompanying notes which are an integral part of these financial statements.

VELA Funds

Statements of Changes in Net Assets (continued)

	VELA Small Cap Fund		VELA Large Cap Plus Fund
	For the Six Months Ended March 31, 2025	For the Year Ended September 30, 2024	For the Six Months Ended March 31, 2025	For the Year Ended September 30, 2024
	(Unaudited)		(Unaudited)
Share Transactions – Class A
Shares sold	108,698	306,642	15,631	7,697
Shares issued in reinvestment of distributions	—	4,136	817	—
Shares redeemed	(67,838)	(94,730)	(9,722)	(16,989)
Total – Class A	40,860	216,048	6,726	(9,292)
Share Transactions – Class I
Shares sold	663,456	751,588	146,031	311,763
Shares issued in reinvestment of distributions	10,667	25,053	272,138	1,463
Shares redeemed	(239,856)	(90,267)	(366,075)	(147,047)
Total – Class I	434,267	686,374	52,094	166,179
Net Increase in Shares Outstanding	475,127	902,422	58,820	156,887

See accompanying notes which are an integral part of these financial statements.

VELA Funds

Statements of Changes in Net Assets (continued)

	VELA International Fund		VELA Income Opportunities Fund
	For the Six Months Ended March 31, 2025	For the Year Ended September 30, 2024	For the Six Months Ended March 31, 2025	For the Year Ended September 30, 2024
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$454,111	$1,132,699	$645,289	$1,037,524
Net realized gain on investment securities, securities sold short, options and foreign currency translations	1,036,992	597,556	314,723	661,373
Net change in unrealized appreciation (depreciation) of investment securities, securities sold short, options and foreign currency translations	(869,719)	6,488,822	(1,239,721)	2,685,466
Net increase (decrease) in net assets resulting from operations	621,384	8,219,077	(279,709)	4,384,363
Distributions to Shareholders from Earnings
Class A	(5,866)	(5,906)	(2,299)	(5,049)
Class I	(1,585,732)	(968,242)	(624,234)	(1,019,486)
Total distributions	(1,591,598)	(974,148)	(626,533)	(1,024,535)
Capital Transactions – Class A
Proceeds from shares sold	49,637	235,581	43,307	530,120
Reinvestment of distributions	5,866	5,905	2,299	5,049
Amount paid for shares redeemed	(8,200)	(250,811)	(15,658)	(552,181)
Total – Class A	47,303	(9,325)	29,948	(17,012)
Capital Transactions – Class I
Proceeds from shares sold	4,182,799	4,141,653	3,700,507	2,411,414
Reinvestment of distributions	1,573,198	959,674	624,234	1,019,486
Amount paid for shares redeemed	(767,002)	(1,365,563)	(648,033)	(4,576,020)
Total – Class I	4,988,995	3,735,764	3,676,708	(1,145,120)
Net increase (decrease) in net assets resulting from capital transactions	5,036,298	3,726,439	3,706,656	(1,162,132)
Total Increase in Net Assets	4,066,084	10,971,368	2,800,414	2,197,696
Net Assets
Beginning of period	51,633,954	40,662,586	29,483,772	27,286,076
End of period	$55,700,038	$51,633,954	$32,284,186	$29,483,772

See accompanying notes which are an integral part of these financial statements.

VELA Funds

Statements of Changes in Net Assets (continued)

	VELA International Fund		VELA Income Opportunities Fund
	For the Six Months Ended March 31, 2025	For the Year Ended September 30, 2024	For the Six Months Ended March 31, 2025	For the Year Ended September 30, 2024
	(Unaudited)		(Unaudited)
Share Transactions – Class A
Shares sold	3,695	18,538	4,453	56,299
Shares issued in reinvestment of distributions	458	463	237	535
Shares redeemed	(602)	(19,526)	(1,643)	(58,664)
Total – Class A	3,551	(525)	3,047	(1,830)
Share Transactions – Class I
Shares sold	305,236	318,611	376,179	256,882
Shares issued in reinvestment of distributions	122,523	74,975	64,390	107,649
Shares redeemed	(57,972)	(107,215)	(66,918)	(491,258)
Total – Class I	369,787	286,371	373,651	(126,727)
Net Increase (Decrease) in Shares Outstanding	373,338	285,846	376,698	(128,557)

See accompanying notes which are an integral part of these financial statements.

VELA Funds

Statements of Changes in Net Assets (continued)

	VELA Short Duration Fund
	For the Six Months Ended March 31, 2025	For the Period Ended September 30, 2024(a)
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$593,191	$433,351
Net realized gain on investment securities, sold short, options and foreign currency translations	7,678	11,016
Net change in unrealized appreciation (depreciation) of investment securities, securities sold short, options and foreign currency translations	(50,304)	134,928
Net increase in net assets resulting from operations	550,565	579,295
Distributions to Shareholders from Earnings
Class A	(1,010)	(768)
Class I	(604,123)	(432,583)
Total distributions	(605,133)	(433,351)
Capital Transactions – Class A
Proceeds from shares sold	209,321	36,160
Reinvestment of distributions	1,010	768
Amount paid for shares redeemed	(198,101)	—
Total – Class A	12,230	36,928
Capital Transactions – Class I
Proceeds from shares sold	11,873,889	18,026,682
Reinvestment of distributions	604,130	432,593
Amount paid for shares redeemed	(360,148)	(199,487)
Total – Class I	12,117,871	18,259,788
Net increase in net assets resulting from capital transactions	12,130,101	18,296,716
Total Increase in Net Assets	12,075,533	18,442,660
Net Assets
Beginning of period	18,442,660	—
End of period	$30,518,193	$18,442,660
Share Transactions – Class A
Shares sold	20,827	3,607
Shares issued in reinvestment of distributions	100	77
Shares redeemed	(19,733)	—
Total – Class A	1,194	3,684
Share Transactions – Class I
Shares sold	1,182,132	1,800,093
Shares issued in reinvestment of distributions	60,101	43,181
Shares redeemed	(35,820)	(19,918)
Total – Class I	1,206,413	1,823,356
Net Increase in Shares Outstanding	1,207,607	1,827,040

(a)	For the period December 15, 2023 (commencement of operations) to September 30, 2024.

See accompanying notes which are an integral part of these financial statements.

VELA Small Cap Fund – Class A

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31,		For the Years Ended September 30,
	2025		2024	2023	2022	2021
	(Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$19.22		$16.14	$14.21	$15.49	$10.00

Investment operations:
Net investment income (loss)	(0.03)		0.02	0.09	0.05	(0.02)
Net realized and unrealized gain (loss) on investments	(1.07)		3.14	1.91	(1.17)	5.51
Total from investment operations	(1.10)		3.16	2.00	(1.12)	5.49

Less distributions to shareholders from:
Net investment income	—		(0.08)	(0.07)	(0.02)	— (a)
Net realized gains	—		—	—	(0.14)	—
Total distributions	—		(0.08)	(0.07)	(0.16)	— (a)

Net asset value, end of period	$18.12		$19.22	$16.14	$14.21	$15.49

Total Return(b)	(5.72	)%(c)	19.61%	14.11%	(7.41)%	54.95%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$21,061		$21,559	$14,620	$12,322	$8,520
Ratio of expenses to average net assets	1.36	%(d)	1.39%	1.42%	1.45%	1.45%
Ratio of net investment income (loss) to average net assets	(0.28	)%(d)	0.14%	0.60%	0.36%	(0.34)%
Portfolio turnover rate(e)	23	%(c)	47%	41%	43%	18%

(a)	Rounds to less than $0.005 per share.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions. Total returns shown exclude the effect of applicable sales charges.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA Small Cap Fund – Class I

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31,		For the Years Ended September 30,
	2025		2024	2023	2022	2021
	(Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$19.31		$16.21	$14.27	$15.53	$10.00

Investment operations:
Net investment income (loss)	(0.01)		0.06	0.13	0.09	0.03
Net realized and unrealized gain (loss) on investments	(1.08)		3.15	1.92	(1.18)	5.51
Total from investment operations	(1.09)		3.21	2.05	(1.09)	5.54

Less distributions to shareholders from:
Net investment income	(0.04)		(0.11)	(0.11)	(0.03)	(0.01)
Net realized gains	—		—	—	(0.14)	—
Total distributions	(0.04)		(0.11)	(0.11)	(0.17)	(0.01)

Net asset value, end of period	$18.18		$19.31	$16.21	$14.27	$15.53

Total Return(a)	(5.64	)%(b)	19.92%	14.38%	(7.20)%	55.39%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$88,556		$85,665	$60,805	$44,834	$43,358
Ratio of expenses to average net assets	1.11	%(c)	1.14%	1.17%	1.20%	1.20%
Ratio of net investment income (loss) to average net assets	(0.02	)%(c)	0.39%	0.85%	0.57%	0.21%
Portfolio turnover rate(d)	23	%(b)	47%	41%	43%	18%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(b)	Not annualized.
(c)	Annualized.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA Large Cap Plus Fund – Class A

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31,		For the Years Ended September 30,
	2025		2024		2023		2022		2021
	(Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$17.67		$14.28		$12.70		$13.70		$10.00

Investment operations:
Net investment income (loss)	(0.08)		0.19		(0.01)		(0.03)		(0.05)
Net realized and unrealized gain (loss) on investments	(0.29)		3.20		1.83		(0.92)		3.76
Total from investment operations	(0.37)		3.39		1.82		(0.95)		3.71

Less distributions to shareholders from:
Net investment income	—	(a)	—		—		—		(0.01)
Net realized gains	(1.09)		—		(0.24)		(0.05)		—
Total distributions	(1.09)		—		(0.24)		(0.05)		(0.01)

Net asset value, end of period	$16.21		$17.67		$14.28		$12.70		$13.70

Total Return(b)	(2.20	)%(c)	23.74%		14.47%		(6.97)%		37.13%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$258		$162		$264		$209		$99
Ratio of expenses to average net assets	1.27	%(d)(e)	1.47	%(f)	1.85	%(g)	2.15	%(h)	2.11	%(i)
Ratio of net investment income (loss) to average net assets	0.71	%(c)	0.59%		(0.07)%		(0.48)%		(0.53)%
Portfolio turnover rate(j)	33	%(b)	62%		44%		66%		115%

(a)	Rounds to less than $0.005 per share.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions. Total returns shown exclude the effect of applicable sales charges.
(c)	Not annualized.
(d)	Annualized.
(e)	Includes dividend and interest expense of 0.01% for the period ended March 31, 2025.
(f)	Includes dividend and interest expense of 0.06% for the period ended September 30, 2024.
(g)	Includes dividend and interest expense of 0.39% for the period ended September 30, 2023.
(h)	Includes dividend and interest expense of 0.70% for the period ended September 30, 2022.
(i)	Includes dividend and interest expense of 0.66% for the period ended September 30, 2021.
(j)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA Large Cap Plus Fund – Class I

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31,		For the Years Ended September 30,
	2025		2024		2023		2022		2021
	(Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$17.83		$14.38		$12.75		$13.73		$10.00

Investment operations:
Net investment income (loss)	0.08		0.13		0.03		(0.03)		(0.02)
Net realized and unrealized gain (loss) on investments	(0.43)		3.33		1.84		(0.90)		3.76
Total from investment operations	(0.35)		3.46		1.87		(0.93)		3.74

Less distributions to shareholders from:
Net investment income	(0.05)		(0.01)		—		—		(0.01)
Net realized gains	(1.09)		—		(0.24)		(0.05)		—
Total distributions	(1.14)		(0.01)		(0.24)		(0.05)		(0.01)

Net asset value, end of period	$16.34		$17.83		$14.38		$12.75		$13.73

Total Return(a)	(2.09	)%(b)	24.04%		14.81%		(6.80)%		37.46%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$66,690		$71,838		$55,549		$30,276		$25,206
Ratio of expenses to average net assets	1.02	%(c)(d)	1.20	%(e)	1.56	%(f)	1.84	%(g)	1.86	%(h)
Ratio of net investment income (loss) to average net assets	0.95	%(c)	0.82%		0.24%		(0.26)%		(0.15)%
Portfolio turnover rate(i)	33	%(b)	62%		44%		66%		115%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(b)	Not annualized.
(c)	Annualized.
(d)	Includes dividend and interest expense of 0.01% for the period ended March 31, 2025.
(e)	Includes dividend and interest expense of 0.06% for the period ended September 30, 2024.
(f)	Includes dividend and interest expense of 0.39% for the period ended September 30, 2023.
(g)	Includes dividend and interest expense of 0.64% for the period ended September 30, 2022.
(h)	Includes dividend and interest expense of 0.66% for the period ended September 30, 2021.
(i)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA International Fund – Class A

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31,		For the Years Ended September 30,
	2025		2024	2023	2022	2021
	(Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$14.17		$12.13	$9.68	$12.31	$10.00

Investment operations:
Net investment income	0.06		0.14	0.29	0.22	0.17
Net realized and unrealized gain (loss) on investments	0.04		2.17	2.32	(2.81)	2.14
Total from investment operations	0.10		2.31	2.61	(2.59)	2.31

Less distributions to shareholders from:
Net investment income	(0.23)		(0.27)	(0.16)	(0.04)	—
Net realized gains	(0.17)		—	—	—	—
Total distributions	(0.40)		(0.27)	(0.16)	(0.04)	—

Net asset value, end of period	$13.87		$14.17	$12.13	$9.68	$12.31

Total Return(a)	0.93	%(b)	19.33%	27.13%	(21.10)%	23.10%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$219		$173	$155	$70	$119
Ratio of expenses to average net assets	1.36	%(c)	1.39%	1.42%	1.45%	1.45%
Ratio of net investment income to average net assets	1.57	%(c)	2.25%	2.89%	1.65%	2.01%
Portfolio turnover rate(d)	17	%(b)	21%	18%	23%	9%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions. Total returns shown exclude the effect of applicable sales charges.
(b)	Not annualized.
(c)	Annualized.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA International Fund – Class I

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31,		For the Years Ended September 30,
	2025		2024	2023	2022	2021
	(Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$14.24		$12.17	$9.72	$12.36	$10.00

Investment operations:
Net investment income	0.11		0.31	0.34	0.24	0.12
Net realized and unrealized gain (loss) on investments	0.01		2.05	2.30	(2.80)	2.24
Total from investment operations	0.12		2.36	2.64	(2.56)	2.36

Less distributions to shareholders from:
Net investment income	(0.26)		(0.29)	(0.19)	(0.08)	—
Net realized gains	(0.17)		—	—	—	—
Total distributions	(0.43)		(0.29)	(0.19)	(0.08)	—

Net asset value, end of period	$13.93		$14.24	$12.17	$9.72	$12.36

Total Return(a)	1.09	%(b)	19.69%	27.28%	(20.84)%	23.60%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$55,481		$51,461	$40,508	$26,881	$27,250
Ratio of expenses to average net assets	1.11	%(c)	1.14%	1.17%	1.20%	1.20%
Ratio of net investment income to average net assets	1.77	%(c)	2.49%	2.94%	2.23%	1.14%
Portfolio turnover rate(d)	17	%(b)	21%	18%	23%	9%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(b)	Not annualized.
(c)	Annualized.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA Income Opportunities Fund – Class A

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31,		For the Years Ended September 30,		For the Period Ended September 30,
	2025		2024	2023	2022(a)
	(Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$9.80		$8.70	$8.12	$10.00

Investment operations:
Net investment income	0.18		0.30	0.25	0.05
Net realized and unrealized gain (loss) on investments	(0.26)		1.12	0.57	(1.86)
Total from investment operations	(0.08)		1.42	0.82	(1.81)

Less distributions to shareholders from:
Net investment income	(0.18)		(0.32)	(0.24)	(0.07)
Total distributions	(0.18)		(0.32)	(0.24)	(0.07)

Net asset value, end of period	$9.54		$9.80	$8.70	$8.12

Total Return(b)	(0.87	)%(c)	16.47%	10.07%	(18.15	)%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$133		$107	$111	$88
Ratio of expenses to average net assets	1.11	%(d)	1.14%	1.17%	1.20	%(d)
Ratio of net investment income to average net assets	3.77	%(d)	4.12%	2.76%	0.87	%(d)
Portfolio turnover rate(e)	21	%(c)	35%	32%	7	%(c)

(a)	For the period March 31, 2022 (commencement of operations) to September 30, 2022.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions. Total returns shown exclude the effect of applicable sales charges.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA Income Opportunities Fund – Class I

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31,		For the Years Ended September 30,		For the Period Ended September 30,
	2025		2024	2023	2022(a)
	(Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$9.80		$8.70	$8.13	$10.00

Investment operations:
Net investment income	0.19		0.34	0.26	0.08
Net realized and unrealized gain (loss) on investments	(0.26)		1.10	0.57	(1.87)
Total from investment operations	(0.07)		1.44	0.83	(1.79)

Less distributions to shareholders from:
Net investment income	(0.19)		(0.34)	(0.26)	(0.08)
Total distributions	(0.19)		(0.34)	(0.26)	(0.08)

Net asset value, end of period	$9.54		$9.80	$8.70	$8.13

Total Return(b)	(0.75	)%(c)	16.76%	10.22%	(17.91	)%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$32,151		$29,377	$27,176	$22,052
Ratio of expenses to average net assets	0.86	%(d)	0.89%	0.92%	0.95	%(d)
Ratio of net investment income to average net assets	4.02	%(d)	3.67%	3.01%	2.54	%(d)
Portfolio turnover rate(e)	21	%(c)	35%	32%	7	%(c)

(a)	For the period March 31, 2022 (commencement of operations) to September 30, 2022.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA Short Duration Fund - Class A

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31, 2025		For the Period Ended September 30, 2024(a)
	(Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$10.10		$10.00

Investment operations:
Net investment income	0.22		0.30
Net realized and unrealized gain (loss) on investments	(0.04)		0.10
Total from investment operations	0.18		0.40

Less distributions to shareholders from:
Net investment income	(0.22)		(0.30)
Net realized gains	—	(b)	—
Total distributions	(0.22)		(0.30)

Net asset value, end of period	$10.06		$10.10

Total Return(c)	1.86	%(d)	4.05	%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$49		$37
Ratio of expenses to average net assets	0.91	%(e)	0.94	%(e)
Ratio of net investment income to average net assets	4.30	%(e)	4.64	%(e)
Portfolio turnover rate(f)	18	%(d)	66	%(d)

(a)	For the period December 15, 2023 (commencement of operations) to September 30, 2024.
(b)	Rounds to less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions. Total returns shown exclude the effect of applicable sales charges.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA Short Duration Fund - Class I

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31, 2025		For the Period Ended September 30, 2024(a)
	(Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$10.09		$10.00

Investment operations:
Net investment income	0.23		0.38
Net realized and unrealized gain (loss) on investments	(0.03)		0.09
Total from investment operations	0.20		0.47

Less distributions to shareholders from:
Net investment income	(0.23)		(0.38)
Net realized gains	—	(b)	—
Total distributions	(0.23)		(0.38)

Net asset value, end of period	$10.06		$10.09

Total Return(c)	2.03	%(d)	4.81	%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$30,469		$18,405
Ratio of expenses to average net assets	0.66	%(e)	0.69	%(e)
Ratio of net investment income to average net assets	4.55	%(e)	4.87	%(e)
Portfolio turnover rate(f)	18	%(d)	66	%(d)

(a)	For the period December 15, 2023 (commencement of operations) to September 30, 2024.
(b)	Rounds to less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA Funds

Notes to the Financial Statements

March 31, 2025 (Unaudited)

NOTE 1. ORGANIZATION

VELA Funds (the “Trust”) currently offers five series of funds, VELA Small Cap Fund (the “Small Cap Fund”), VELA Large Cap Plus Fund (the “Large Cap Plus Fund”), VELA International Fund (the “International Fund”), VELA Income Opportunities Fund (the “Income Opportunities Fund”) and VELA Short Duration Fund (the “Short Duration Fund”) (each a “Fund” and collectively, the “Funds”). The Trust is an open-end investment company of the management type registered under the Investment Company Act of 1940, as amended (“1940 Act”), and was established under the laws of Delaware pursuant to an Agreement and Declaration of Trust dated May 25, 2020 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. Each of the Funds is diversified, as defined in the 1940 Act. The Funds’ investment adviser is VELA Investment Management, LLC (the “Adviser”). The investment objective of the Small Cap Fund, Large Cap Plus Fund and International Fund is long-term capital appreciation. The investment objective of the Income Opportunities Fund is to provide current income and the secondary investment objective is to provide long-term capital appreciation. The investment objective of the Short Duration Fund is to provide current income and the secondary investment objectives are the protection of principal and competitive total return.

The Funds offer two classes of shares: Class A and Class I. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. Class A has a maximum sales charge on purchases of 5.00% as a percentage of the original purchase price.

Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Funds are considered investment companies and accordingly follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

VELA Funds

Notes to the Financial Statements (continued)

March 31, 2025 (Unaudited)

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Short Sales — The Large Cap Plus Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including exchange-traded funds (ETFs). A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

The amount of loss may exceed the proceeds received in a short sale. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is not limited. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its position in a permissible manner. The Fund will be required to pledge liquid assets to

VELA Funds

Notes to the Financial Statements (continued)

March 31, 2025 (Unaudited)

the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will reduce the Fund’s potential return on a short sale. As of March 31, 2025 there was $3,586,620 cash held at the broker and $35,331,516 of securities held as collateral for securities sold short.

Federal Income Taxes — Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended March 31, 2025, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the six months, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses — Expenses incurred by the Trust that are not readily identifiable as belonging to a particular fund are allocated to the individual funds by or under the direction of the Board in such manner as the Board determines to be fair and equitable.

Security Transactions, Dividend and Interest Income — The Funds follow industry practice and record security transactions on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income, less foreign taxes withheld, is recognized on the ex-dividend date; interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Amortization and accretion is calculated using the effective interest method over the holding period of the investment. Withholding taxes on foreign dividends and foreign capital gain taxes have been provided for in accordance with the Funds’ understanding of the applicable country’s

VELA Funds

Notes to the Financial Statements (continued)

March 31, 2025 (Unaudited)

tax codes and regulations. Income recognized, if any, for foreign tax reclaims is presented separately within the components of investment income in the Statements of Operations and related receivables, if any, are reflected as tax reclaims receivable in the Statements of Assets and Liabilities.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Equity securities traded in the over-the-counter market or on a primary exchange shall be valued at the closing price as determined by the primary exchange, typically at 4:00 p.m. Eastern Time. If no sale occurred on the valuation date, the securities will be valued at the latest bid quotations for a long position or at the last quoted ask price for a short position as of the closing of the primary exchange, typically at 4:00 p.m. Eastern Time. Securities for which quotations are either not readily available or determined by the Adviser as the “Valuation Designee” to not accurately reflect their value are valued at their fair value using procedures maintained by the Valuation Designee. Significant bid-ask spreads, or infrequent trading may indicate a lack of readily available market quotations. Securities traded on more than one exchange will be valued at the last sale price on the principal exchange, or, if no sale occurred on the valuation date on the primary exchange, the securities will be valued at the closing price as determined by the secondary exchange. The Nasdaq National Market System is considered an exchange.

With respect to foreign equity securities that are principally traded on a market outside the United States, the Valuation Designee utilizes an independent fair value pricing service to evaluate the effect of market fluctuations on these securities after the close of trading in that foreign market. To the extent that securities are valued using this service, they will be classified as Level 2 securities.

Fixed income securities shall be valued at an evaluated bid price, generally as of 4:00 p.m. Eastern Time, provided by an independent pricing service utilized by the Valuation Designee. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as trading activity, readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data. These securities

VELA Funds

Notes to the Financial Statements (continued)

March 31, 2025 (Unaudited)

are generally considered to be fair valued; however, because the prices are provided by an independent approved pricing service, the fair value procedures utilized by the Valuation Designee need not be applied. Securities with 60 days or less to maturity may be valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security value without the use of amortized cost.

Securities for which quotations are (1) not readily available, (2) not provided by an approved pricing service or broker or (3) determined by the Valuation Designee to not accurately reflect their value, are valued at their fair value using procedures utilized by the Valuation Designee.

Mutual fund investments will be valued at the most recently calculated (current day) NAV. These securities are categorized as Level 1 securities.

Options contracts are typically traded on a securities exchange or board of trade and are valued at the mean between current bid and asked prices, therefore, are categorized as Level 2 securities. Options contracts valued at the close are categorized as Level 1 securities.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

●	Level 2 – Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures utilized by the Valuation Designee, etc.); and

●	Level 3 – significant unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value of investments based on the best information available)

VELA Funds

Notes to the Financial Statements (continued)

March 31, 2025 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2025:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Small Cap Fund
Common Stocks(a)	$107,880,331	$—	$—	$107,880,331
Money Market Funds	2,331,888	—	—	2,331,888
Total	$110,212,219	$—	$—	$110,212,219

Liabilities
Small Cap Fund
Written Call Options	$(61,750)	$(679,192)	$—	$(740,942)
Total	$(61,750)	$(679,192)	$—	$(740,942)

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Large Cap Plus Fund
Common Stocks(a)	$65,509,627	$—	$—	$65,509,627
Call Options Purchased	—	67,962	—	67,962
Put Options Purchased	22,100	772,242	—	794,342
Money Market Funds	1,978,335	—	—	1,978,335
Total	$67,510,062	$840,204	$—	$68,350,266

Liabilities
Large Cap Plus Fund
Common Stocks(a)	$(3,359,840)	$—	$—	$(3,359,840)
Exchange-Traded Funds	(1,106,647)	—	—	(1,106,647)
Written Call Options	—	(557,165)	—	(557,165)
Total	$(4,466,487)	$(557,165)	$—	$(5,023,652)

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
International Fund
Common Stocks(a)	$14,626,840	$35,411,641	$—	$50,038,481
Money Market Funds	5,730,818	—	—	5,730,818
Total	$20,357,658	$35,411,641	$—	$55,769,299

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Income Opportunities Fund
Common Stocks(a)	$14,902,863	$230,293	$—	$15,133,156
Preferred Stocks(a)	1,753,929	—	—	1,753,929
Corporate Bonds(a)	—	14,284,280	—	14,284,280
U.S. Government & Agencies	—	300,173	—	300,173
Money Market Funds	582,060	—	—	582,060
Total	$17,238,852	$14,814,746	$—	$32,053,598

Liabilities
Income Opportunities Fund
Written Call Options	$(7,768)	$(95,410)	$—	$(103,178)
Total	$(7,768)	$(95,410)	$—	$(103,178)

VELA Funds

Notes to the Financial Statements (continued)

March 31, 2025 (Unaudited)

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Short Duration Fund
Preferred Stocks(a)	$296,957	$—	$—	$296,957
Asset Backed Securities	—	248,915	—	248,915
Collateralized Mortgage
Obligations	—	432,339	—	432,339
Corporate Bonds(a)	—	20,142,083	—	20,142,083
U.S. Government & Agencies	—	8,616,962	—	8,616,962
Money Market Funds	499,351	—	—	499,351
Total	$796,308	$29,440,299	$—	$30,236,607

(a)	Refer to Schedule of Investments and Schedule of Securities Sold Short for sector classifications.

The Funds did not hold any investments during or at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. DERIVATIVE TRANSACTIONS

The Funds may invest in various types of derivative instruments (such as options, futures contracts, and forward contracts) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling such securities. The Funds may use derivatives for hedging purposes, including to attempt to protect against possible changes in the market value of securities held or to be purchased for a Fund’s portfolio resulting from securities markets, currency exchange rate or interest rate fluctuations (i.e., to hedge); protect a Fund’s unrealized gains reflected in the value of its portfolio securities; facilitate the sale of such securities for investment purposes; and as a substitute for buying or selling securities, securities indices or currencies. The Funds may also use derivatives for nonhedging (speculative) purposes including to enhance a Fund’s returns. The Funds may use any or all of these investment techniques and different types of derivative securities may be purchased at any time and in any combination. There is no particular strategy that dictates the use of one technique rather than another, as use of derivatives is a function of numerous variables, including market conditions.

Options and Futures Transactions — A Fund may purchase and sell exchange traded and OTC put and call options on securities, on indexes of securities and other types of instruments. A Fund may also purchase and sell futures contracts on securities and indexes of securities and other instruments such as interest rate futures and global interest rate futures. Each of these instruments is a derivative instrument as its value derives from the underlying asset or index.

VELA Funds

Notes to the Financial Statements (continued)

March 31, 2025 (Unaudited)

The following tables identify the location and fair value of derivative instruments on the Statements of Assets and Liabilities as of March 31, 2025, and the effect of derivative instruments on the Statements of Operations for the six months ended March 31, 2025.

Location of Derivatives on Statement of Assets and Liabilities
	Derivatives	Asset Derivatives	Liability Derivatives	Fair Value
	Equity Price Risk:
Small Cap Fund	Written Options		Written options, at fair value	(740,942)
Large Cap Plus Fund	Purchased Options	Investments in securities at fair value		862,304
	Written Options		Written options, at fair value	(557,165)
Income Opportunities Fund	Written Options		Written options, at fair value	(103,178)

For the six months ended March 31, 2025:

	Derivatives	Location of Gain (Loss) on Derivatives on Statements of Operations	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivative
	Equity Risk Exposure:	Net realized gain and change in unrealized appreciation (depreciation) on investments
Small Cap Fund	Written Options		$385,045	(161,680)
Large Cap Plus Fund	Purchased Options		(640,558)	633,061
	Written Options		45,120	366,176
Income Opportunities Fund	Written Options		114,898	39,483

The following table summarizes the average ending monthly fair value of derivatives outstanding during the six months ended March 31, 2025:

	Derivatives	Average Ending Monthly Fair Value(a)
Small Cap Fund	Written Options	$(1,201,086)
Large Cap Plus Fund	Purchased Options	803,143
	Written Options	(1,046,848)
Income Opportunities Fund	Written Options	(157,513)

(a)	Average based on the 6 months during the period that had activity.

VELA Funds

Notes to the Financial Statements (continued)

March 31, 2025 (Unaudited)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Investment Advisory Agreement (the “Advisory Agreement”), the Adviser manages each Fund’s investments subject to the supervision of the Board and in conformity with the stated objective and policies of each Fund. The Adviser charges an investment management fee and an administrative fee, which is designed to pay substantially all of the Funds’ expenses and to compensate the Adviser for providing services to the Funds, of 0.75% and 0.36%, respectively, of each Fund’s average daily net assets computed and accrued daily and paid monthly for the Small Cap Fund and International Fund. The investment management fee and administrative fee for the for the Large Cap Plus Fund is 0.60% and 0.36%, respectively, of that Fund’s average daily net assets computed and accrued daily and paid monthly. The investment management fee and administrative fee for the for the Income Opportunities Fund is 0.50% and 0.36%, respectively, of that Fund’s average daily net assets computed and accrued daily and paid monthly. The investment management fee and administrative fee for the Short Duration Fund is 0.30% and 0.36%, respectively, of that Fund’s average daily net assets computed and accrued daily and paid monthly. For the six months ended March 31, 2025, the fees charged to the Funds were as follows:

	Investment Management Fee Earned	Payable to Adviser	Administrative Fee Earned	Administrative Fee Payable
Small Cap Fund	$422,889	$69,942	$202,987	$33,572
Large Cap Plus Fund	$212,337	$34,824	$127,402	$20,894
International Fund	$191,807	$34,899	$92,067	$16,751
Income Opportunities Fund	$80,167	$13,746	$57,720	$9,897
Short Duration Fund	$39,096	$7,719	$46,915	$9,263

Out of the administrative fee, the Adviser pays substantially all of the Funds’ expenses, except for brokerage and other expenses of executing Fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business. Each Fund will pay all expenses, if any, which may be incurred pursuant to the Funds’ Rule 12b-1 Distribution Plan.

Prior to January 12, 2022, the Adviser charged a unitary management fee which was designed to pay substantially all of the Funds’ expenses and to compensate the Adviser for providing services to the Funds of 1.20% of the Small Cap Fund, Large Cap Plus Fund and International Fund’s average daily net assets computed and accrued daily and paid monthly.

VELA Funds

Notes to the Financial Statements (continued)

March 31, 2025 (Unaudited)

Ultimus Fund Solutions, LLC (the “Administrator”) provides administrative, fund accounting, transfer agent and other services to the Funds under a Master Services Agreement with the Trust and the Adviser (the “Master Services Agreement”). Under the Master Services Agreement, the Administrator is paid fees for its services and is reimbursed for certain out-of-pocket expenses.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides an individual to serve as the Trust’s Chief Compliance Officer in accordance with the Compliance Services Consulting Agreement. For the performance of these services, the Adviser pays NLCS an annual fee. Additionally, the Adviser reimburses NLCS for any out-of-pocket expenses incurred for compliance services.

Ultimus Fund Distributors, LLC (the “Distributor”) acts as the principal distributor of each Fund’s shares. The Distributor is a wholly-owned subsidiary of the Administrator. For the performance of these services, the Adviser pays the Distributor an annual fee.

The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act applicable to Class A shares. The Plan provides that the Funds will pay the Distributor and/or any registered securities dealer, financial institution or any other person a fee of 0.25% of the average daily net assets of each Fund’s Class A shares in connection with the promotion and distribution of each Fund’s Class A shares or the provision of personal services to shareholders, including but not limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to parties other than current shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). For the six months ended March 31, 2025, 12b-1 Expenses incurred by the Funds were as follows:

	12b-1 fees	Payable for 12b-1 fees
Small Cap Fund	$27,320	$15,516
Large Cap Plus Fund	287	234
International Fund	247	249
Income Opportunities Fund	154	202
Short Duration Fund	58	78

During the six months ended, March 31, 2025 the Distributor retained the following amounts in sales commissions from the sales of Class A shares of the Funds:

Small Cap Fund	$1,805
Large Cap Plus Fund	474
International Fund	72
Income Opportunities Fund	—
Short Duration Fund	—

VELA Funds

Notes to the Financial Statements (continued)

March 31, 2025 (Unaudited)

The Trustees are compensated for their services to the Funds by the Adviser as part of the administrative fee. Each Independent Trustee receives for his or her services to the Trust, a $30,000 annual retainer. In addition, the Adviser reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance of meetings. Certain trustees and/ or officers are officers of the Adviser.

Certain officers and Trustees of the Trust are also officers of the Adviser and/or the Administrator. Such officers are paid no fees by the Trust for serving as officers or trustees to the Trust.

NOTE 6. INVESTMENT TRANSACTIONS

For the six months ended March 31, 2025, purchases and sales of investment securities, other than short-term investments, were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales	Securities Sold Short	Covers on Securities Sold Short
Small Cap Fund	$35,550,050	$24,681,250	$—	$—	$—	$—
Large Cap Plus Fund	26,676,740	16,664,065	—	—	14,473,948	13,173,209
International Fund	10,533,901	7,775,416	—	—	—	—
Income Opportunities Fund	10,464,557	6,459,115	—	—	—	—
Short Duration Fund	12,738,191	3,376,368	5,295,795	862,008	—	—

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of that Fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2025, Roderick Dillon owned 28.42% of the Small Cap Fund - Class I, 31.56% of the Large Cap Plus Fund - Class I and 31.08% of the Short Duration Fund - Class I. As of March 31, 2025, Lisa Wesolek owned 54.04% of the Short Duration Fund - Class A. As a result, Roderick Dillon and Lisa Wesolek may be deemed to control these Funds. Roderick Dillon and Lisa Wesolek are affiliates of the Funds.

VELA Funds

Notes to the Financial Statements (continued)

March 31, 2025 (Unaudited)

NOTE 8. FEDERAL TAX INFORMATION

At March 31, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

	Tax cost of investments	Unrealized Appreciation	Unrealized Depreciation	Net unrealized appreciation/ (depreciation)
Small Cap Fund	$96,747,546	$20,011,759	$(7,288,028)	$12,723,731
Large Cap Plus Fund	50,492,013	15,403,049	(2,568,448)	12,834,601
International Fund	47,571,095	9,794,111	(1,595,907)	8,198,204
Income Opportunities Fund	31,158,670	1,896,664	(1,104,914)	791,750
Short Duration Fund	30,151,982	120,147	(35,522)	84,625

The tax character of distributions paid for the fiscal year ended September 30, 2024 were as follows:

				Income	Short
	Small Cap	Large Cap	International	Opportunities	Duration
	Fund	Plus Fund	Fund	Fund	Fund
Distributions paid from:
Ordinary income(a)	$505,544	$22,529	$974,148	$1,024,535	$433,351
Total	$505,544	$22,529	$974,148	$1,024,535	$433,351

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At September 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Small Cap Fund	Large Cap Plus Fund	International Fund	Income Opportunities Fund	Short Duration Fund
Undistributed ordinary income	$167,798	$193,331	$851,679	$24,453	$11,016
Undistributed long- term capital gains	—	4,361,985	620,177	—	—
Accumulated capital and other gains (losses)	(341,712)	(590,256)	—	(843,968)	—
Unrealized appreciation on investments	24,834,353	17,304,326	9,068,947	2,031,456	134,928
Total accumulated earnings	$24,660,439	$21,269,386	$10,540,803	$1,211,941	$145,944

VELA Funds

Notes to the Financial Statements (continued)

March 31, 2025 (Unaudited)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales, differences related to partnership investments and the return of capital adjustments from underlying investments.

As of September 30, 2024, the Small Cap Fund and the Income Opportunities Fund had short-term capital loss carryforwards of $335,314 and $843,968, respectively. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

For the year ended September 30, 2024, the Small Cap Fund, Large Cap Plus Fund, the International Fund and the Income Opportunities Fund utilized short-term capital loss carryforwards of $337,316, $1,105,226, $145,393 and $629,035, respectively.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

No matter was submitted to a vote of shareholders during the period covered by the report.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Not Applicable – disclosed with annual report.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	VELA Funds

By (Signature and Title)	/s/ Jason Job
Jason Job, President and Principal Executive Officer

Date	6/9/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason Job
Jason Job, President and Principal Executive Officer

Date	6/9/2025

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date	6/9/2025